United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Jeffrey K. Ringdahl, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2022

Date of reporting period: July 31, 2022

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 57.37%
Communication Services - 4.36%
Entertainment - 1.14%
Electronic Arts, Inc.	6,815	$894,332
Warner Bros Discovery, Inc.A	49,199	737,985

		1,632,317

Interactive Media & Services - 0.75%
Alphabet, Inc., Class AA	9,200	1,070,144

Media - 1.65%
Altice USA, Inc., Class AA	29,792	313,114
Comcast Corp., Class A	32,415	1,216,211
News Corp., Class A	24,500	419,930
Omnicom Group, Inc.	2,786	194,574
Paramount Global, Class B	8,700	205,755

		2,349,584

Wireless Telecommunication Services - 0.82%
T-Mobile U.S., Inc.A	4,441	635,330
Vodafone Group PLC, ADR	36,032	531,832

		1,167,162

Total Communication Services		6,219,207

Consumer Discretionary - 4.76%
Auto Components - 0.98%
Adient PLCA	4,532	153,091
Aptiv PLCA	3,000	314,670
Goodyear Tire & Rubber Co.A	9,459	116,157
Magna International, Inc.	12,804	817,663

		1,401,581

Automobiles - 0.80%
General Motors Co.A	31,542	1,143,713

Hotels, Restaurants & Leisure - 1.48%
Aramark	23,656	790,110
Booking Holdings, Inc.A	150	290,354
Las Vegas Sands Corp.A	27,331	1,030,105

		2,110,569

Multiline Retail - 0.91%
Dollar General Corp.	5,192	1,289,848

Specialty Retail - 0.59%
Advance Auto Parts, Inc.	4,351	842,441

Total Consumer Discretionary		6,788,152

Consumer Staples - 1.71%
Beverages - 0.74%
Coca-Cola Europacific Partners PLC	19,510	1,055,881

Personal Products - 0.56%
Haleon PLC, ADR	6,943	48,809
Unilever PLC, ADRB	15,400	749,364

		798,173

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 57.37% (continued)
Consumer Staples - 1.71% (continued)
Tobacco - 0.41%
Philip Morris International, Inc.	5,974	$580,374

Total Consumer Staples		2,434,428

Energy - 6.54%
Energy Equipment & Services - 1.23%
Baker Hughes Co.	5,900	151,571
Halliburton Co.	26,441	774,721
NOV, Inc.	35,000	651,350
Schlumberger NV	4,700	174,041

		1,751,683

Oil, Gas & Consumable Fuels - 5.31%
APA Corp.	21,114	784,807
Cenovus Energy, Inc.	12,500	238,500
Hess Corp.	17,902	2,013,438
Marathon Oil Corp.	35,231	873,729
Murphy Oil Corp.	8,000	281,120
Phillips 66	18,403	1,637,867
Pioneer Natural Resources Co.	4,385	1,039,026
Shell PLC, ADR	13,235	706,484

		7,574,971

Total Energy		9,326,654

Financials - 11.80%
Banks - 5.33%
Citigroup, Inc.	39,557	2,053,008
Citizens Financial Group, Inc.	10,668	405,064
First Citizens BancShares, Inc., Class A	660	499,409
M&T Bank Corp.	6,625	1,175,606
U.S. Bancorp	15,368	725,370
Wells Fargo & Co.	62,662	2,748,982

		7,607,439

Capital Markets - 2.76%
Bank of New York Mellon Corp.	18,815	817,700
Credit Suisse Group AG, ADRB	53,000	307,400
Goldman Sachs Group, Inc.	3,417	1,139,194
Northern Trust Corp.	9,070	905,004
State Street Corp.	10,806	767,658

		3,936,956

Consumer Finance - 0.45%
American Express Co.	4,148	638,875

Diversified Financial Services - 0.15%
Equitable Holdings, Inc.	7,300	207,539

Insurance - 3.11%
Allstate Corp.	6,245	730,478
American International Group, Inc.	42,309	2,190,337
Hartford Financial Services Group, Inc.	9,700	625,359
Travelers Cos., Inc.	1,157	183,616
Willis Towers Watson PLC	3,417	707,114

		4,436,904

Total Financials		16,827,713

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 57.37% (continued)
Health Care - 7.67%
Health Care Equipment & Supplies - 0.91%
Medtronic PLC	11,333	$1,048,529
Zimmer Biomet Holdings, Inc.	2,332	257,430

		1,305,959

Health Care Providers & Services - 4.65%
Centene Corp.A	6,700	622,899
CVS Health Corp.	12,885	1,232,837
Elevance Health, Inc.	5,239	2,499,527
HCA Healthcare, Inc.	2,000	424,840
Humana, Inc.	800	385,600
UnitedHealth Group, Inc.	2,699	1,463,775

		6,629,478

Pharmaceuticals - 2.11%
GSK PLC, ADR	5,554	234,229
Merck & Co., Inc.	13,306	1,188,758
Perrigo Co. PLC	29,735	1,245,005
Sanofi, ADR	6,903	343,079

		3,011,071

Total Health Care		10,946,508

Industrials - 7.38%
Aerospace & Defense - 0.65%
Boeing Co.A	3,200	509,792
Raytheon Technologies Corp.	4,500	419,445

		929,237

Air Freight & Logistics - 0.70%
FedEx Corp.	4,300	1,002,287

Construction & Engineering - 0.85%
AECOM	15,213	1,095,336
Fluor Corp.A	4,600	116,886

		1,212,222

Electrical Equipment - 0.63%
Vertiv Holdings Co.	78,574	897,315

Industrial Conglomerates - 1.56%
General Electric Co.	30,062	2,221,882

Machinery - 2.41%
CNH Industrial NV	41,580	537,214
Cummins, Inc.	2,472	547,078
Deere & Co.	3,242	1,112,589
Iveco Group NVA C	11,255	69,181
PACCAR, Inc.	4,639	424,561
Stanley Black & Decker, Inc.	7,569	736,691

		3,427,314

Road & Rail - 0.58%
JB Hunt Transport Services, Inc.	4,536	831,313

Total Industrials		10,521,570

Information Technology - 7.49%
Communications Equipment - 1.01%
F5, Inc.A	5,900	987,424

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 57.37% (continued)
Information Technology - 7.49% (continued)
Communications Equipment - 1.01% (continued)
Telefonaktiebolaget LM Ericsson, ADRB	60,420	$455,567

		1,442,991

Electronic Equipment, Instruments & Components - 0.71%
Corning, Inc.	15,095	554,892
TE Connectivity Ltd.	3,358	449,065

		1,003,957

IT Services - 1.65%
Cognizant Technology Solutions Corp., Class A	14,604	992,488
Fidelity National Information Services, Inc.	11,095	1,133,465
Fiserv, Inc.A	2,200	232,496

		2,358,449

Semiconductors & Semiconductor Equipment - 1.37%
Broadcom, Inc.	1,946	1,042,044
Micron Technology, Inc.	6,700	414,462
QUALCOMM, Inc.	3,427	497,121

		1,953,627

Software - 2.75%
Microsoft Corp.	4,595	1,290,000
Oracle Corp.	21,604	1,681,656
Workday, Inc., Class AA	6,100	946,110

		3,917,766

Total Information Technology		10,676,790

Materials - 3.06%
Chemicals - 2.96%
Air Products & Chemicals, Inc.	5,347	1,327,286
Axalta Coating Systems Ltd.A	23,181	584,625
DuPont de Nemours, Inc.	10,211	625,219
International Flavors & Fragrances, Inc.	9,253	1,147,835
Olin Corp.	10,200	533,154

		4,218,119

Containers & Packaging - 0.10%
International Paper Co.	3,525	150,764

Total Materials		4,368,883

Real Estate - 1.14%
Equity Real Estate Investment Trusts (REITs) - 1.14%
VICI Properties, Inc.	47,362	1,619,307

Utilities - 1.46%
Electric Utilities - 1.46%
Pinnacle West Capital Corp.	13,572	997,135
PPL Corp.	37,547	1,091,867

		2,089,002

Total Utilities		2,089,002

Total Common Stocks (Cost $67,887,034)		81,818,214

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 15.42%
Basic Materials - 0.07%
Chemicals - 0.04%
EI du Pont de Nemours & Co., 1.700%, Due 7/15/2025	$55,000	$52,532

Forest Products & Paper - 0.03%
International Paper Co., 6.000%, Due 11/15/2041	40,000	43,477

Total Basic Materials		96,009

Communications - 1.31%
Internet - 0.46%
Amazon.com, Inc.,
0.800%, Due 6/3/2025	350,000	329,082
1.200%, Due 6/3/2027	250,000	228,126
3.875%, Due 8/22/2037	105,000	105,977

		663,185

Media - 0.41%
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.800%, Due 4/1/2031	50,000	42,232
3.500%, Due 3/1/2042	70,000	51,181
3.700%, Due 4/1/2051	60,000	42,574
Comcast Corp.,
3.400%, Due 4/1/2030	70,000	68,239
1.950%, Due 1/15/2031	75,000	65,097
6.550%, Due 7/1/2039	217,000	268,162
2.887%, Due 11/1/2051	64,000	48,580

		586,065

Telecommunications - 0.44%
AT&T, Inc., 2.250%, Due 2/1/2032	50,000	42,601
T-Mobile USA, Inc., 3.875%, Due 4/15/2030	265,000	255,084
Verizon Communications, Inc.,
4.329%, Due 9/21/2028	180,000	184,546
4.500%, Due 8/10/2033	50,000	50,969
3.400%, Due 3/22/2041	105,000	90,147

		623,347

Total Communications		1,872,597

Consumer, Cyclical - 1.43%
Airlines - 0.05%
American Airlines Pass-Through Trust, 3.150%, Due 8/15/2033, Series AA	75,784	66,923

Auto Manufacturers - 0.45%
American Honda Finance Corp., 2.000%, Due 3/24/2028	55,000	50,140
Toyota Motor Credit Corp.,
2.500%, Due 3/22/2024	115,000	113,796
1.800%, Due 2/13/2025	500,000	481,260

		645,196

Home Furnishings - 0.03%
Whirlpool Corp., 4.600%, Due 5/15/2050	50,000	45,054

Retail - 0.90%
AutoNation, Inc., 3.850%, Due 3/1/2032	110,000	98,191
Home Depot, Inc.,
2.950%, Due 6/15/2029	500,000	482,325
1.375%, Due 3/15/2031	350,000	294,861

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 15.42% (continued)
Consumer, Cyclical - 1.43% (continued)
Retail - 0.90% (continued)
Tractor Supply Co., 1.750%, Due 11/1/2030	$60,000	$49,021
Walmart, Inc.,
2.375%, Due 9/24/2029	150,000	140,991
7.550%, Due 2/15/2030	169,000	213,577

		1,278,966

Total Consumer, Cyclical		2,036,139

Consumer, Non-Cyclical - 1.61%
Agriculture - 0.03%
Cargill, Inc., 1.375%, Due 7/23/2023D	50,000	49,111

Biotechnology - 0.04%
Amgen, Inc., 4.400%, Due 5/1/2045	55,000	53,683

Commercial Services - 0.12%
Moody’s Corp., 2.550%, Due 8/18/2060	50,000	33,290
Quanta Services, Inc.,
2.900%, Due 10/1/2030	100,000	86,412
3.050%, Due 10/1/2041	70,000	50,671

		170,373

Food - 0.35%
Mondelez International, Inc., 1.500%, Due 2/4/2031	50,000	40,960
Nestle Holdings, Inc., 1.150%, Due 1/14/2027D	500,000	457,308

		498,268

Health Care - Services - 0.46%
Children’s Health System of Texas, 2.511%, Due 8/15/2050	65,000	45,892
Community Health Network, Inc., 3.099%, Due 5/1/2050, Series 20 A	80,000	59,079
Health Care Service Corp. A Mutual Legal Reserve Co., 3.200%, Due 6/1/2050D	40,000	31,533
Kaiser Foundation Hospitals, 3.002%, Due 6/1/2051, Series 2021	50,000	38,778
UnitedHealth Group, Inc.,
0.550%, Due 5/15/2024	350,000	334,400
3.875%, Due 12/15/2028	140,000	143,512

		653,194

Pharmaceuticals - 0.61%
AbbVie, Inc.,
4.450%, Due 5/14/2046	45,000	43,370
4.875%, Due 11/14/2048	85,000	87,068
Bristol-Myers Squibb Co., 3.400%, Due 7/26/2029	588,000	585,005
CVS Health Corp.,
4.300%, Due 3/25/2028	39,000	39,643
5.050%, Due 3/25/2048	30,000	30,532
Viatris, Inc., 3.850%, Due 6/22/2040	35,000	25,721
Zoetis, Inc., 3.000%, Due 9/12/2027	60,000	57,845

		869,184

Total Consumer, Non-Cyclical		2,293,813

Energy - 0.80%
Oil & Gas - 0.37%
Chevron USA, Inc., 2.343%, Due 8/12/2050	50,000	36,918
ConocoPhillips Co., 2.125%, Due 3/8/2024	135,000	132,698

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 15.42% (continued)
Energy - 0.80% (continued)
Oil & Gas - 0.37% (continued)
Diamondback Energy, Inc.,
3.125%, Due 3/24/2031	$140,000	$126,863
4.250%, Due 3/15/2052	80,000	69,309
Marathon Petroleum Corp., 5.125%, Due 12/15/2026	35,000	36,251
Phillips 66 Co., 3.750%, Due 3/1/2028D	65,000	62,771
Pioneer Natural Resources Co.,
1.900%, Due 8/15/2030	45,000	38,074
2.150%, Due 1/15/2031	25,000	21,433

		524,317

Pipelines - 0.43%
Cheniere Corpus Christi Holdings LLC, 2.742%, Due 12/31/2039	53,000	42,792
MPLX LP,
1.750%, Due 3/1/2026	75,000	68,958
4.125%, Due 3/1/2027	65,000	64,301
ONEOK, Inc., 4.550%, Due 7/15/2028	65,000	64,201
Sabine Pass Liquefaction LLC,
4.200%, Due 3/15/2028	180,000	175,847
4.500%, Due 5/15/2030	50,000	49,524
Williams Cos., Inc.,
2.600%, Due 3/15/2031	100,000	86,995
5.400%, Due 3/4/2044	60,000	59,703

		612,321

Total Energy		1,136,638

Financial - 5.33%
Banks - 3.61%
Bank of America Corp.,
4.125%, Due 1/22/2024	193,000	195,759
1.734%, Due 7/22/2027, (Secured Overnight Financing Rate + 0.960%)E	350,000	317,551
2.592%, Due 4/29/2031, (Secured Overnight Financing Rate + 2.150%)E	70,000	61,377
2.299%, Due 7/21/2032, (Secured Overnight Financing Rate + 1.220%)E	205,000	172,420
6.110%, Due 1/29/2037	176,000	198,360
3.846%, Due 3/8/2037, (5 yr. CMT + 2.000%)E	75,000	67,920
2.676%, Due 6/19/2041, (Secured Overnight Financing Rate + 1.930%)E	80,000	60,963
5.000%, Due 1/21/2044	65,000	66,702
Citigroup, Inc.,
1.281%, Due 11/3/2025, (Secured Overnight Financing Rate + 0.528%)E	40,000	37,399
3.400%, Due 5/1/2026	350,000	344,377
4.412%, Due 3/31/2031, (Secured Overnight Financing Rate + 3.914%)E	260,000	257,382
5.875%, Due 1/30/2042	145,000	162,587
Fifth Third Bank NA, 2.250%, Due 2/1/2027	500,000	469,345
Goldman Sachs Group, Inc.,
1.431%, Due 3/9/2027, (Secured Overnight Financing Rate + 0.798%)E	110,000	99,382
1.542%, Due 9/10/2027, (Secured Overnight Financing Rate + 0.818%)E	100,000	89,484
2.615%, Due 4/22/2032, (Secured Overnight Financing Rate + 1.281%)E	55,000	47,532
JPMorgan Chase & Co.,
3.625%, Due 5/13/2024	434,000	437,774
2.301%, Due 10/15/2025, (Secured Overnight Financing Rate + 1.160%)E	160,000	153,496
3.782%, Due 2/1/2028, (3 mo. USD LIBOR + 1.337%)E	85,000	83,501
2.963%, Due 1/25/2033, (Secured Overnight Financing Rate + 1.260%)E	100,000	89,112
3.882%, Due 7/24/2038, (3 mo. USD LIBOR + 1.360%)E	90,000	83,491
5.500%, Due 10/15/2040	313,000	338,886
Morgan Stanley,
0.864%, Due 10/21/2025, Series I, (Secured Overnight Financing Rate + 0.745%)E	90,000	83,576
3.591%, Due 7/22/2028, (3 mo. USD LIBOR + 1.340%)E	145,000	140,307

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 15.42% (continued)
Financial - 5.33% (continued)
Banks - 3.61% (continued)
Morgan Stanley (continued)
1.794%, Due 2/13/2032, (Secured Overnight Financing Rate + 1.034%)E	$115,000	$94,132
2.239%, Due 7/21/2032, (Secured Overnight Financing Rate + 1.178%)E	65,000	54,966
PNC Financial Services Group, Inc.,
3.400%, Due 9/15/2026, Series T, (5 yr. CMT + 2.595%)E F	80,000	65,600
2.550%, Due 1/22/2030	500,000	447,928
State Street Corp.,
2.354%, Due 11/1/2025, (Secured Overnight Financing Rate + 0.940%)E	65,000	63,275
2.200%, Due 3/3/2031	55,000	46,823
Truist Financial Corp., 1.267%, Due 3/2/2027, (Secured Overnight Financing Rate + 0.609%)E	55,000	50,118
U.S. Bancorp, 4.967%, Due 7/22/2033, (Secured Overnight Financing Rate + 2.110%)E	60,000	62,371
Wells Fargo & Co.,
2.572%, Due 2/11/2031, (Secured Overnight Financing Rate + 1.262%)E	160,000	141,129
5.375%, Due 11/2/2043	65,000	67,044

		5,152,069

Diversified Financial Services - 0.31%
American Express Co., 4.200%, Due 11/6/2025	60,000	61,234
Charles Schwab Corp.,
0.750%, Due 3/18/2024	45,000	43,330
3.250%, Due 5/22/2029	65,000	62,608
CME Group, Inc., 2.650%, Due 3/15/2032	120,000	110,881
Intercontinental Exchange, Inc., 4.950%, Due 6/15/2052	60,000	62,365
Visa, Inc., 3.150%, Due 12/14/2025	95,000	94,950

		435,368

Insurance - 0.87%
Berkshire Hathaway Finance Corp.,
2.300%, Due 3/15/2027	300,000	291,186
3.850%, Due 3/15/2052	65,000	59,587
CNA Financial Corp., 4.500%, Due 3/1/2026	80,000	81,180
Fidelity National Financial, Inc., 3.200%, Due 9/17/2051	65,000	42,614
MetLife, Inc.,
6.375%, Due 6/15/2034	169,000	200,913
4.721%, Due 12/15/2044	193,000	191,992
Progressive Corp., 2.500%, Due 3/15/2027	70,000	67,335
Prudential Financial, Inc., 4.600%, Due 5/15/2044	313,000	308,169

		1,242,976

REITS - 0.54%
Alexandria Real Estate Equities, Inc., 1.875%, Due 2/1/2033	65,000	51,019
American Tower Corp., 2.300%, Due 9/15/2031	80,000	66,500
Camden Property Trust, 3.150%, Due 7/1/2029	70,000	66,026
Crown Castle International Corp.,
3.800%, Due 2/15/2028	50,000	48,641
2.900%, Due 4/1/2041	55,000	41,983
Digital Realty Trust LP, 3.700%, Due 8/15/2027	55,000	53,715
Prologis LP, 1.250%, Due 10/15/2030	50,000	41,223
Public Storage, 2.250%, Due 11/9/2031	100,000	87,054
Simon Property Group LP, 3.375%, Due 10/1/2024	313,000	311,079

		767,240

Total Financial		7,597,653

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 15.42% (continued)
Industrial - 1.24%
Aerospace/Defense - 0.27%
Boeing Co., 2.750%, Due 2/1/2026	$90,000	$85,927
Northrop Grumman Corp., 3.850%, Due 4/15/2045	55,000	49,445
Raytheon Technologies Corp., 6.125%, Due 7/15/2038	217,000	252,860

		388,232

Building Materials - 0.09%
Martin Marietta Materials, Inc., 0.650%, Due 7/15/2023	40,000	38,875
Vulcan Materials Co., 3.500%, Due 6/1/2030	95,000	88,177

		127,052

Environmental Control - 0.04%
Waste Connections, Inc., 2.200%, Due 1/15/2032	65,000	55,736

Machinery - Diversified - 0.32%
John Deere Capital Corp., 2.450%, Due 1/9/2030	500,000	464,135

Miscellaneous Manufacturing - 0.04%
Carlisle Cos., Inc., 2.200%, Due 3/1/2032	65,000	52,531

Packaging & Containers - 0.08%
Amcor Flexibles North America, Inc., 2.690%, Due 5/25/2031	50,000	42,601
Berry Global, Inc., 1.650%, Due 1/15/2027	80,000	70,920

		113,521

Transportation - 0.40%
Burlington Northern Santa Fe LLC,
5.750%, Due 5/1/2040	202,000	233,915
4.450%, Due 1/15/2053	60,000	61,890
CSX Corp., 5.500%, Due 4/15/2041	157,000	173,734
FedEx Corp., 3.250%, Due 5/15/2041	55,000	45,266
Union Pacific Corp., 4.100%, Due 9/15/2067	55,000	50,800

		565,605

Total Industrial		1,766,812

Technology - 2.13%
Computers - 1.26%
Apple, Inc.,
1.400%, Due 8/5/2028	200,000	180,519
2.200%, Due 9/11/2029	300,000	279,819
Dell International LLC/EMC Corp.,
5.300%, Due 10/1/2029	140,000	142,162
3.450%, Due 12/15/2051D	70,000	49,474
Hewlett Packard Enterprise Co., 6.350%, Due 10/15/2045	500,000	530,404
HP, Inc., 4.050%, Due 9/15/2022	145,000	145,211
International Business Machines Corp., 4.250%, Due 5/15/2049	500,000	466,047

		1,793,636

Semiconductors - 0.77%
Entegris Escrow Corp., 4.750%, Due 4/15/2029D	70,000	67,397
Intel Corp., 1.600%, Due 8/12/2028	500,000	454,246
Lam Research Corp.,
3.750%, Due 3/15/2026	35,000	35,549
1.900%, Due 6/15/2030	105,000	91,969

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 15.42% (continued)
Technology - 2.13% (continued)
Semiconductors - 0.77% (continued)
NVIDIA Corp., 1.550%, Due 6/15/2028	$500,000	$454,562

		1,103,723

Software - 0.10%
Oracle Corp., 4.300%, Due 7/8/2034	82,000	75,144
VMware, Inc., 2.200%, Due 8/15/2031	80,000	65,088

		140,232

Total Technology		3,037,591

Utilities - 1.50%
Electric - 1.37%
American Electric Power Co., Inc., 2.031%, Due 3/15/2024	120,000	116,745
Appalachian Power Co., 4.500%, Due 3/1/2049, Series Y	25,000	23,200
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	235,000	271,088
Consolidated Edison Co. of New York, Inc., 5.500%, Due 12/1/2039, Series 09 C	169,000	180,542
Consumers Energy Co., 2.500%, Due 5/1/2060	55,000	37,904
Dominion Energy, Inc., 3.375%, Due 4/1/2030, Series C	55,000	52,344
DTE Energy Co., 1.050%, Due 6/1/2025, Series F	90,000	83,474
Duke Energy Corp., 2.650%, Due 9/1/2026	75,000	71,806
Duke Energy Progress LLC, 4.150%, Due 12/1/2044	75,000	71,088
Duke Energy Progress NC Storm Funding LLC, 2.387%, Due 7/1/2039, Series A 2	265,000	245,852
Entergy Arkansas LLC, 3.350%, Due 6/15/2052	55,000	45,591
Entergy Corp., 2.800%, Due 6/15/2030	45,000	39,819
Entergy Louisiana LLC, 4.000%, Due 3/15/2033	47,000	46,820
Exelon Corp., 4.050%, Due 4/15/2030	60,000	59,717
Florida Power & Light Co., 3.950%, Due 3/1/2048	50,000	47,995
Kentucky Utilities Co., 3.300%, Due 6/1/2050	85,000	69,997
National Rural Utilities Cooperative Finance Corp., 1.000%, Due 10/18/2024, Series D	65,000	61,607
Northern States Power Co., 2.600%, Due 6/1/2051	70,000	54,165
Ohio Power Co., 2.600%, Due 4/1/2030, Series P	60,000	54,668
Oklahoma Gas & Electric Co., 0.553%, Due 5/26/2023	70,000	68,411
Sempra Energy, 3.300%, Due 4/1/2025	110,000	108,771
Vistra Operations Co. LLC, 5.125%, Due 5/13/2025D	150,000	149,948

		1,961,552

Gas - 0.13%
National Fuel Gas Co., 3.950%, Due 9/15/2027	80,000	75,209
Sempra Global, 3.250%, Due 1/15/2032D	75,000	65,626
Southern California Gas Co., 2.550%, Due 2/1/2030, Series XX	50,000	46,261

		187,096

Total Utilities		2,148,648

Total Corporate Obligations (Cost $23,321,678)		21,985,900

FOREIGN CORPORATE OBLIGATIONS - 2.95%
Basic Materials - 0.09%
Mining - 0.09%
Glencore Funding LLC, 2.625%, Due 9/23/2031D	45,000	37,003

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 2.95% (continued)
Basic Materials - 0.09% (continued)
Mining - 0.09% (continued)
Teck Resources Ltd., 6.000%, Due 8/15/2040	$90,000	$89,903

		126,906

Total Basic Materials		126,906

Communications - 0.76%
Internet - 0.22%
Alibaba Group Holding Ltd., 3.600%, Due 11/28/2024	313,000	310,573

Media - 0.24%
Thomson Reuters Corp.,
4.300%, Due 11/23/2023	145,000	146,325
3.850%, Due 9/29/2024	193,000	191,728

		338,053

Telecommunications - 0.30%
America Movil SAB de CV, 6.375%, Due 3/1/2035	169,000	198,570
Bell Canada, Inc., 4.464%, Due 4/1/2048	25,000	23,948
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042D	150,000	150,030
TELUS Corp., 3.400%, Due 5/13/2032	60,000	55,619

		428,167

Total Communications		1,076,793

Consumer, Non-Cyclical - 0.56%
Agriculture - 0.09%
BAT Capital Corp., 2.259%, Due 3/25/2028	80,000	68,547
Reynolds American, Inc., 5.700%, Due 8/15/2035	60,000	57,636

		126,183

Beverages - 0.47%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, Due 2/1/2046	35,000	35,622
Anheuser-Busch InBev Worldwide, Inc.,
5.450%, Due 1/23/2039	500,000	539,507
5.550%, Due 1/23/2049	35,000	38,799
Coca-Cola Femsa SAB de CV, 2.750%, Due 1/22/2030	70,000	64,211

		678,139

Total Consumer, Non-Cyclical		804,322

Energy - 0.62%
Oil & Gas - 0.37%
Saudi Arabian Oil Co., 4.375%, Due 4/16/2049D	500,000	470,141
TotalEnergies Capital International SA, 3.127%, Due 5/29/2050	70,000	57,247

		527,388

Pipelines - 0.25%
Enbridge, Inc., 2.500%, Due 2/14/2025	70,000	67,700
TransCanada PipeLines Ltd.,
3.750%, Due 10/16/2023	145,000	145,133
1.000%, Due 10/12/2024	60,000	56,345

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 2.95% (continued)
Energy - 0.62% (continued)
Pipelines - 0.25% (continued)
TransCanada PipeLines Ltd., (continued)
6.100%, Due 6/1/2040	$82,000	$91,242

		360,420

Total Energy		887,808

Financial - 0.65%
Banks - 0.56%
Mitsubishi UFJ Financial Group, Inc., 2.193%, Due 2/25/2025	75,000	71,665
Royal Bank of Canada,
2.250%, Due 11/1/2024	115,000	112,112
1.200%, Due 4/27/2026	500,000	455,821
Toronto-Dominion Bank, 3.250%, Due 3/11/2024	160,000	159,494

		799,092

Financial Services - 0.09%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, Due 10/29/2028	150,000	131,390

Total Financial		930,482

Industrial - 0.27%
Aerospace/Defense - 0.22%
BAE Systems Holdings, Inc., 3.800%, Due 10/7/2024D	313,000	310,358

Transportation - 0.05%
Canadian Pacific Railway Co., 3.100%, Due 12/2/2051	95,000	75,953

Total Industrial		386,311

Total Foreign Corporate Obligations (Cost $4,336,385)		4,212,622

FOREIGN SOVEREIGN OBLIGATIONS - 0.04% (Cost $69,969)
Mexico Government International Bonds, 4.600%, Due 1/23/2046	65,000	54,665

ASSET-BACKED OBLIGATIONS - 1.78%
Ally Auto Receivables Trust, 3.310%, Due 11/15/2026, 2022 1 A3	110,000	109,310
AmeriCredit Automobile Receivables Trust,
0.370%, Due 8/18/2025, 2021 1 A3	82,857	81,614
0.340%, Due 12/18/2026, 2021 2 A3	70,000	68,024
4.380%, Due 4/18/2028, 2021 2 A3	90,000	90,873
BMW Vehicle Owner Trust, 3.210%, Due 8/25/2026, 2022 A A3	55,000	54,854
Capital One Multi-Asset Execution Trust, 0.550%, Due 7/15/2026, 2021 A1 A1	115,000	109,122
CNH Equipment Trust,
1.160%, Due 6/16/2025, 2020 A A3	54,356	53,626
0.400%, Due 12/15/2025, 2021 A A3	95,000	91,711
Ford Credit Auto Lease Trust, 3.230%, Due 5/15/2025, 2022 2 A3	150,000	149,248
Ford Credit Auto Owner Trust, 1.530%, Due 5/15/2034, 2021 2 AD	110,000	100,490
GM Financial Automobile Leasing Trust, 1.900%, Due 3/20/2025, 2022 1 A3	105,000	102,619
GM Financial Consumer Automobile Receivables Trust,
1.840%, Due 9/16/2024, 2020 1 A3	42,063	41,892
1.490%, Due 12/16/2024, 2020 2 A3	21,803	21,614
GM Financial Revolving Receivables Trust, 1.170%, Due 6/12/2034, 2021 1 AD	90,000	81,889
Honda Auto Receivables Owner Trust, 1.880%, Due 5/15/2026, 2022 1 A3	120,000	116,370
John Deere Owner Trust,
2.320%, Due 9/16/2026, 2022 A A3	95,000	92,718
3.740%, Due 2/16/2027, 2022 B A3	100,000	100,410
Mercedes-Benz Auto Lease Trust, 0.400%, Due 11/15/2024, 2021 B A3	150,000	145,511
New Economy Assets Phase 1 Sponsor LLC, 1.910%, Due 10/20/2061, 2021 1 A1D	125,000	110,302

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Principal Amount	Fair Value
ASSET-BACKED OBLIGATIONS - 1.78% (continued)
PSNH Funding LLC, 3.094%, Due 2/1/2026, 2018 1 A1	$41,631	$41,457
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021 1A A2IID	99,500	84,813
Toyota Auto Loan Extended Note Trust, 1.350%, Due 5/25/2033, 2020 1A AD	135,000	127,069
Toyota Auto Receivables Owner Trust,
1.360%, Due 8/15/2024, 2020 B A3	75,849	75,161
1.230%, Due 6/15/2026, 2022 A A3	95,000	91,311
Verizon Master Trust, 0.500%, Due 5/20/2027, 2021 1 A	200,000	189,690
Verizon Owner Trust, 1.850%, Due 7/22/2024, 2020 A A1A	99,298	98,820
Volkswagen Auto Loan Enhanced Trust, 1.020%, Due 6/22/2026, 2021 1 A3	110,000	105,852

Total Asset-Backed Obligations (Cost $2,635,053)		2,536,370

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.17%
BX Commercial Mortgage Trust, 2.699%, Due 9/15/2036, 2021 VOLT A, (1 mo. USD LIBOR + 0.700%)D E	140,000	134,637
Cold Storage Trust, 2.899%, Due 11/15/2037, 2020 ICE5 A, (1 mo. USD LIBOR + 0.900%)D E	113,044	110,518

Total Commercial Mortgage-Backed Obligations (Cost $253,044)		245,155

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 7.50%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	16,617	16,860
3.000%, Due 11/1/2032	56,696	56,894
5.000%, Due 8/1/2033	19,680	20,701
5.500%, Due 2/1/2034	19,414	20,809
2.500%, Due 6/1/2035	78,765	76,856
2.000%, Due 3/1/2036	220,566	210,180
2.000%, Due 10/1/2040	84,927	78,778
2.000%, Due 1/1/2041	196,492	182,266
4.000%, Due 1/1/2041	52,637	54,284
4.500%, Due 2/1/2041	37,602	39,127
2.500%, Due 9/1/2041	309,598	295,257
2.500%, Due 11/1/2041	322,443	307,506
3.500%, Due 5/1/2042	156,197	156,424
3.500%, Due 6/1/2042	165,787	167,805
3.000%, Due 4/1/2047	179,919	176,257
3.500%, Due 1/1/2048	168,733	169,850
4.000%, Due 4/1/2048	78,177	79,801
3.000%, Due 8/1/2048	125,829	123,158
3.000%, Due 11/1/2049	250,624	243,239
2.500%, Due 11/1/2051	154,125	144,657
2.500%, Due 5/1/2052	124,762	116,779

		2,737,488

Federal National Mortgage Association,
3.500%, Due 1/1/2028G	13,535	13,728
5.000%, Due 3/1/2034G	21,435	22,260
4.500%, Due 4/1/2034	33,050	34,020
3.000%, Due 10/1/2034	5,232	5,247
2.000%, Due 11/1/2035G	164,381	156,948
2.000%, Due 12/1/2035G	71,682	68,350
2.000%, Due 1/1/2036G	128,473	122,422
2.000%, Due 5/1/2036	62,228	59,297
2.000%, Due 6/1/2036	92,955	88,576
3.500%, Due 6/1/2037	97,077	99,369
5.500%, Due 6/1/2038	4,544	4,864
4.500%, Due 1/1/2040	38,822	40,445
5.000%, Due 5/1/2040	64,757	68,773
5.000%, Due 6/1/2040	48,452	51,470
4.000%, Due 9/1/2040	34,344	35,388

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 7.50% (continued)
Federal National Mortgage Association, (continued)
4.000%, Due 1/1/2041	$71,094	$73,083
2.500%, Due 11/1/2041	131,240	125,161
3.000%, Due 6/1/2043	318,465	314,085
3.500%, Due 7/1/2043	62,758	63,339
3.000%, Due 8/1/2043	291,584	287,368
4.000%, Due 11/1/2044G	46,229	47,489
4.000%, Due 7/1/2045	183,006	187,751
3.500%, Due 8/1/2045	34,064	34,255
3.500%, Due 11/1/2045	307,423	309,377
3.500%, Due 1/1/2046	124,651	125,525
3.500%, Due 5/1/2046	31,664	31,828
4.000%, Due 7/1/2046	65,990	67,791
3.000%, Due 10/1/2046	25,095	24,570
3.000%, Due 11/1/2046	153,122	149,898
3.000%, Due 12/1/2046G	89,535	87,662
3.500%, Due 3/1/2047	34,499	34,719
4.500%, Due 7/1/2047	20,795	21,434
4.500%, Due 8/1/2047	30,285	31,263
3.500%, Due 9/1/2047	43,536	43,777
4.000%, Due 3/1/2048	50,931	51,871
4.500%, Due 4/1/2048	14,760	15,090
4.500%, Due 7/1/2048	48,013	49,351
4.500%, Due 7/1/2048G	36,686	37,788
4.500%, Due 10/1/2049	110,861	113,643
4.000%, Due 11/1/2049	194,142	197,278
2.500%, Due 8/1/2050G	186,650	175,151
2.500%, Due 8/1/2050	194,502	182,096
3.000%, Due 8/1/2050	105,809	102,568
2.500%, Due 9/1/2050	128,919	120,798
2.500%, Due 10/1/2050G	59,088	55,330
3.000%, Due 10/1/2050G	249,960	243,077
3.000%, Due 11/1/2050G	66,578	64,518
2.000%, Due 3/1/2051G	477,867	431,971
2.000%, Due 4/1/2051G	270,253	245,272
3.000%, Due 5/1/2051G	131,651	128,688
3.000%, Due 6/1/2051	140,610	135,962
3.500%, Due 6/1/2051G	157,682	156,703
3.500%, Due 7/1/2051 G	144,749	144,661
3.000%, Due 11/1/2051G	192,514	186,009

		5,769,357

Government National Mortgage Association,
6.500%, Due 8/15/2027	12,696	13,390
6.500%, Due 11/15/2027	14,746	15,552
7.500%, Due 12/15/2028	14,447	15,412
5.500%, Due 7/15/2033	20,350	22,187
6.000%, Due 12/15/2033	28,372	31,349
5.500%, Due 2/20/2034	28,706	30,315
5.000%, Due 10/15/2039	48,128	50,871
3.500%, Due 9/15/2041	96,993	98,910
3.500%, Due 8/20/2047	18,200	18,355
3.500%, Due 10/20/2047	16,832	16,966
4.000%, Due 1/20/2048	84,204	85,945
5.000%, Due 1/20/2050	42,905	44,386
4.500%, Due 2/20/2050	37,075	38,323
5.000%, Due 2/20/2050	22,210	23,014
2.500%, Due 4/20/2050	173,210	165,591
2.500%, Due 6/20/2051	168,433	160,459
3.000%, Due 6/20/2051	74,341	72,684

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 7.50% (continued)
Government National Mortgage Association, (continued)
2.500%, Due 7/20/2051	$263,631	$251,088
3.000%, Due 8/20/2051	163,942	161,829
2.500%, Due 11/20/2051	133,066	126,675
3.000%, Due 12/20/2051	324,453	316,681
3.500%, Due 1/20/2052	116,677	116,402
4.000%, Due 3/20/2052	241,261	244,358
2.500%, Due 4/20/2052	74,008	70,300

		2,191,042

Total U.S. Agency Mortgage-Backed Obligations (Cost $11,209,342)		10,697,887

U.S. TREASURY OBLIGATIONS - 11.63%
U.S. Treasury Bonds,
6.875%, Due 8/15/2025	279,000	311,303
5.250%, Due 11/15/2028	217,000	248,440
4.750%, Due 2/15/2037	304,000	380,617
4.500%, Due 8/15/2039	241,000	294,274
2.250%, Due 5/15/2041	365,000	315,098
1.750%, Due 8/15/2041	495,000	390,219
2.750%, Due 8/15/2042	250,000	232,051
2.875%, Due 5/15/2049	500,000	482,637
1.375%, Due 8/15/2050	1,050,000	718,307

		3,372,946

U.S. Treasury Notes,
1.750%, Due 9/30/2022	250,000	249,804
2.000%, Due 2/15/2023	200,000	199,047
1.250%, Due 7/31/2023	345,000	339,232
2.750%, Due 7/31/2023	500,000	498,867
2.500%, Due 8/15/2023	964,000	959,368
2.125%, Due 11/30/2023	250,000	247,334
2.375%, Due 2/29/2024	200,000	198,219
0.250%, Due 3/15/2024	150,000	143,607
1.250%, Due 8/31/2024	725,000	700,843
1.750%, Due 12/31/2024	700,000	681,789
1.125%, Due 1/15/2025	250,000	239,688
1.125%, Due 2/28/2025	1,415,000	1,354,365
2.875%, Due 7/31/2025	500,000	500,527
0.625%, Due 7/31/2026	500,000	459,727
1.625%, Due 10/31/2026	500,000	477,676
2.000%, Due 11/15/2026	500,000	484,687
1.750%, Due 12/31/2026	650,000	623,898
1.500%, Due 1/31/2027	930,000	881,974
2.875%, Due 5/15/2028	200,000	201,531
2.875%, Due 8/15/2028	100,000	100,785
2.625%, Due 2/15/2029	450,000	447,908
2.375%, Due 5/15/2029	450,000	441,105
1.625%, Due 8/15/2029	350,000	327,100
1.750%, Due 11/15/2029	1,700,000	1,601,984
1.500%, Due 2/15/2030	925,000	853,421

		13,214,486

Total U.S. Treasury Obligations (Cost $17,198,096)		16,587,432

	Shares

SHORT-TERM INVESTMENTS - 2.92% (Cost $4,163,225)
Investment Companies - 2.92%
American Beacon U.S. Government Money Market Select Fund, 1.68%H I	4,163,225	4,163,225

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
SECURITIES LENDING COLLATERAL - 0.41% (Cost $591,723)
Investment Companies - 0.41%
American Beacon U.S. Government Money Market Select Fund, 1.68%H I	591,723	$591,723

TOTAL INVESTMENTS - 100.19% (Cost $131,665,549)		142,893,193
LIABILITIES, NET OF OTHER ASSETS - (0.19%)		(266,267)

TOTAL NET ASSETS - 100.00%		$142,626,926

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at July 31, 2022.
C	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $69,181 or 0.05% of net assets.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,650,418 or 1.86% of net assets. The Fund has no right to demand registration of these securities.

E

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2022.

F	Perpetual maturity. The date shown, if any, is the next call date.
G	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
H	The Fund is affiliated by having the same investment advisor.
I	7-day yield.

ADR - American Depositary Receipt.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

Long Futures Contracts Open on July 31, 2022:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Standard & Poor’s 500 Index Futures	19	September 2022	$3,647,907	$3,926,825	$278,918

			$3,647,907	$3,926,825	$278,918

Index Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2022, the investments were classified as described below:

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

Balanced Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$81,749,033	$69,181	$—	$81,818,214
Corporate Obligations	—	21,985,900	—	21,985,900
Foreign Corporate Obligations	—	4,212,622	—	4,212,622
Foreign Sovereign Obligations	—	54,665	—	54,665
Asset-Backed Obligations	—	2,536,370	—	2,536,370
Commercial Mortgage-Backed Obligations	—	245,155	—	245,155
U.S. Agency Mortgage-Backed Obligations	—	10,697,887	—	10,697,887
U.S. Treasury Obligations	—	16,587,432	—	16,587,432
Short-Term Investments	4,163,225	—	—	4,163,225
Securities Lending Collateral	591,723	—	—	591,723

Total Investments in Securities - Assets	$86,503,981	$56,389,212	$—	$142,893,193

Financial Derivative Instruments - Assets
Futures Contracts	$278,918	$—	$—	$278,918

Total Financial Derivative Instruments - Assets	$278,918	$—	$—	$278,918

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 23.59%
Communications - 2.55%
Media - 2.55%
Walt Disney Co., 3.800%, Due 3/22/2030	$10,230,000	$10,283,928

Financial - 18.39%
Banks - 18.39%
Bank of America Corp., 3.974%, Due 2/7/2030, (3 mo. USD LIBOR + 1.210%)A	12,336,000	11,972,586
Citigroup, Inc., 3.980%, Due 3/20/2030, (3 mo. USD LIBOR + 1.338%)A	16,865,000	16,349,078
Goldman Sachs Group, Inc., 4.223%, Due 5/1/2029, (3 mo. USD LIBOR + 1.301%)A	16,150,000	15,970,554
JPMorgan Chase & Co., 2.739%, Due 10/15/2030, (Secured Overnight Financing Rate + 1.510%)A	8,750,000	7,857,016
Morgan Stanley, 3.622%, Due 4/1/2031, (Secured Overnight Financing Rate + 3.120%)A	7,265,000	6,902,554
Wells Fargo & Co., 4.478%, Due 4/4/2031, (Secured Overnight Financing Rate + 4.032%)A	15,130,000	15,227,568

		74,279,356

Total Financial		74,279,356

Technology - 2.65%
Computers - 2.65%
International Business Machines Corp., 3.500%, Due 5/15/2029	10,964,000	10,693,242

Total Corporate Obligations (Cost $101,985,973)		95,256,526

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 15.88%
Federal Home Loan Mortgage Corp.,
4.000%, Due 2/1/2039	4,887,489	4,987,439
3.500%, Due 10/1/2039	4,133,300	4,159,732
3.000%, Due 1/1/2040	4,318,083	4,252,933
Federal National Mortgage Association,
4.000%, Due 5/1/2039	7,977,006	8,144,751
4.000%, Due 9/1/2039	6,158,969	6,288,599
3.500%, Due 10/1/2039	5,929,464	5,951,286
3.500%, Due 11/1/2039B	4,654,015	4,669,173
3.000%, Due 7/1/2040B	7,802,969	7,673,845
3.000%, Due 8/1/2040B	5,063,424	4,987,638
4.000%, Due 8/1/2040B	4,738,373	4,837,554
4.000%, Due 6/1/2049B	8,038,055	8,189,318

Total U.S. Agency Mortgage-Backed Obligations (Cost $67,485,436)		64,142,268

U.S. TREASURY OBLIGATIONS - 59.43%
U.S. Treasury Bonds,
3.750%, Due 8/15/2041	37,890,000	41,304,540
2.500%, Due 5/15/2046	29,805,000	26,110,810
U.S. Treasury Notes,
2.500%, Due 2/28/2026	14,155,000	14,015,109
1.875%, Due 7/31/2026	3,975,000	3,842,862
2.375%, Due 5/15/2027	9,375,000	9,222,656
2.250%, Due 11/15/2027	16,525,000	16,129,304
2.375%, Due 5/15/2029	20,090,000	19,692,909
1.500%, Due 2/15/2030	74,740,000	68,956,409
1.125%, Due 2/15/2031	45,890,000	40,702,279

Total U.S. Treasury Obligations (Cost $236,029,081)		239,976,878

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

Fair Value
TOTAL INVESTMENTS - 98.90% (Cost $405,500,490)	$399,375,672
OTHER ASSETS, NET OF LIABILITIES - 1.10%	4,461,133

TOTAL NET ASSETS - 100.00%	$403,836,805

Percentages are stated as a percent of net assets.

A

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2022.

B	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

LIBOR - London Interbank Offered Rate.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2022, the investments were classified as described below:

Garcia Hamilton Quality Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$95,256,526	$—	$95,256,526
U.S. Agency Mortgage-Backed Obligations	—	64,142,268	—	64,142,268
U.S. Treasury Obligations	—	239,976,878	—	239,976,878

Total Investments in Securities - Assets	$—	$399,375,672	$—	$399,375,672

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
Brazil - 0.56% (Cost $11,598,850)
Common Stocks - 0.56%
ERO Copper Corp.A B	897,463	$8,879,666

Canada - 3.67%
Common Stocks - 3.67%
Alimentation Couche-Tard, Inc.	116,245	5,193,375
CAE, Inc.B	220,477	5,833,244
Canadian National Railway Co.	89,569	11,347,295
Cogeco Communications, Inc.A	80,703	5,223,905
Gildan Activewear, Inc.	144,070	4,222,363
Linamar Corp.A	305,298	13,918,471
Suncor Energy, Inc.	367,016	12,455,988

Total Common Stocks		58,194,641

Total Canada (Cost $57,520,855)		58,194,641

China/Hong Kong - 4.81%
Common Stocks - 4.81%
Alibaba Group Holding Ltd.B C	672,300	7,595,726
Baidu, Inc., Class AB C	824,800	14,124,094
ESR Group Ltd.B C D	3,325,000	8,638,012
Prudential PLCC	1,841,644	22,705,034
Sands China Ltd.B C	4,064,800	9,590,193
Tencent Holdings Ltd.C	347,300	13,662,008

Total Common Stocks		76,315,067

Total China/Hong Kong (Cost $110,058,750)		76,315,067

Denmark - 0.98%
Common Stocks - 0.98%
Carlsberg AS, Class BC	89,430	11,581,715
Vestas Wind Systems ASC	151,447	3,962,210

Total Common Stocks		15,543,925

Total Denmark (Cost $14,792,174)		15,543,925

Finland - 0.82%
Common Stocks - 0.82%
Nordea Bank AbpC	894,374	8,814,083
Sampo OYJ, Class AC	97,385	4,203,028

Total Common Stocks		13,017,111

Total Finland (Cost $12,911,544)		13,017,111

France - 13.45%
Common Stocks - 13.45%
Air Liquide SAC	169,971	23,425,635
Alstom SAA C	460,793	10,979,236
Amundi SAC D	2,624	142,264
AXA SAC	468,490	10,815,340
BNP Paribas SAC	437,980	20,760,351
Capgemini SEC	52,333	9,986,758
Carrefour SAC	243,544	4,154,099
Danone SAC	207,920	11,464,110
Engie SAC	1,114,574	13,803,900
Pernod Ricard SAC	29,842	5,873,214
Publicis Groupe SAC	314,118	16,786,411
SanofiC	608,693	60,566,645
Thales SAC	58,651	7,291,691

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
France - 13.45% (continued)
Common Stocks - 13.45% (continued)
TotalEnergies SEC	129,961	$6,629,386
Valeo SAC	122,567	2,630,031
Vinci SAC	82,145	7,883,426

Total Common Stocks		213,192,497

Total France (Cost $213,258,757)		213,192,497

Germany - 9.69%
Common Stocks - 9.69%
Bayer AGC	119,856	6,984,826
Bayerische Motoren Werke AGC	334,592	27,203,476
Continental AGC	395,232	27,954,651
Deutsche Telekom AGC	270,155	5,110,594
Infineon Technologies AGC	263,081	7,145,217
Mercedes-Benz Group AGC	405,367	23,717,070
Merck KGaAC	70,820	13,451,135
MTU Aero Engines AGC	52,395	10,079,468
Rheinmetall AGC	27,616	5,055,676
RWE AGC	245,484	10,123,517
SAP SEC	155,004	14,366,923
Siemens AGC	21,617	2,400,162

Total Common Stocks		153,592,715

Total Germany (Cost $159,256,967)		153,592,715

Ireland - 1.98%
Common Stocks - 1.98%
ICON PLCB	58,452	14,101,545
Ryanair Holdings PLC, ADRB	235,570	17,196,610

Total Common Stocks		31,298,155

Total Ireland (Cost $32,126,722)		31,298,155

Israel - 0.68% (Cost $7,614,061)
Common Stocks - 0.68%
Bank Leumi Le-Israel BMC	1,099,547	10,749,498

Italy - 3.34%
Common Stocks - 3.34%
Enel SpAC	4,471,427	22,593,940
UniCredit SpAC	3,061,441	30,314,701

Total Common Stocks		52,908,641

Total Italy (Cost $69,007,911)		52,908,641

Japan - 13.71%
Common Stocks - 13.71%
Alfresa Holdings Corp.C	71,316	950,552
Asics Corp.C	402,500	7,643,692
Bandai Namco Holdings, Inc.C	107,300	8,384,776
Digital Garage, Inc.C	129,300	3,757,743
Disco Corp.C	31,800	7,730,771
FANUC Corp.C	71,400	12,335,944
Haseko Corp.C	280,000	3,410,427
Hazama Ando Corp.C	501,200	3,374,350
Hitachi Ltd.C	110,300	5,597,038
MatsukiyoCocokara & Co.C	265,800	10,040,660
Mitsubishi UFJ Financial Group, Inc.C	2,408,900	13,578,057

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
Japan - 13.71% (continued)
Common Stocks - 13.71% (continued)
Mizuho Financial Group, Inc.C	988,680	$11,762,169
Murata Manufacturing Co. Ltd.C	131,000	7,667,509
Nexon Co. Ltd.C	264,059	6,001,190
Olympus Corp.C	478,200	10,134,527
SUMCO Corp.C	794,000	11,103,728
Sumitomo Mitsui Financial Group, Inc.C	560,200	17,556,753
Sumitomo Rubber Industries Ltd.C	1,126,700	10,157,281
Suzuken Co. Ltd.C	185,100	5,087,328
Suzuki Motor Corp.C	210,100	6,866,048
Taisei Corp.C	300,700	9,593,639
Takeda Pharmaceutical Co. Ltd.C	1,044,600	30,736,361
Toho Holdings Co. Ltd.A C	233,500	3,575,491
Yamaha Corp.C	240,500	10,260,069

Total Common Stocks		217,306,103

Total Japan (Cost $240,130,848)		217,306,103

Netherlands - 4.77%
Common Stocks - 4.77%
Aegon NVC	3,674,124	16,141,236
Akzo Nobel NVC	273,321	18,433,205
ING Groep NVC	903,203	8,777,700
Koninklijke Philips NVC	327,373	6,791,389
Shell PLCC	110,161	2,937,752
Universal Music Group NVC	392,790	8,922,007
Wolters Kluwer NVC	124,839	13,564,574

Total Common Stocks		75,567,863

Total Netherlands (Cost $75,672,156)		75,567,863

Norway - 0.91%
Common Stocks - 0.91%
Equinor ASAC	189,816	7,300,297
Telenor ASAC	582,667	7,056,061

Total Common Stocks		14,356,358

Total Norway (Cost $12,569,441)		14,356,358

Portugal - 0.43% (Cost $6,997,148)
Common Stocks - 0.43%
Galp Energia SGPS SAC	641,761	6,779,304

Republic of Korea - 1.96%
Common Stocks - 1.96%
Hana Financial Group, Inc.C	85,396	2,440,997
Osstem Implant Co. Ltd.C	42,390	3,626,126
Samsung Electronics Co. Ltd.C	317,051	15,035,826
SK Hynix, Inc.C	132,506	10,007,103

Total Common Stocks		31,110,052

Total Republic of Korea (Cost $32,145,106)		31,110,052

Singapore - 0.66% (Cost $6,328,706)
Common Stocks - 0.66%
DBS Group Holdings Ltd.C	458,810	10,479,529

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
South Africa - 0.61% (Cost $11,220,503)
Common Stocks - 0.61%
Anglo American PLCC	267,666	$9,668,314

Spain - 4.35%
Common Stocks - 4.35%
Aena SME SAB C D	62,316	7,880,511
Amadeus IT Group SAB C	246,445	14,379,909
Banco Bilbao Vizcaya Argentaria SAC	2,964,333	13,489,772
CaixaBank SAC	1,003,841	3,016,308
Iberdrola SAC	479,919	5,113,097
Indra Sistemas SAC	455,059	4,162,751
Industria de Diseno Textil SAC	626,906	15,227,247
Telefonica SAC	1,260,507	5,628,652

Total Common Stocks		68,898,247

Total Spain (Cost $73,106,830)		68,898,247

Sweden - 1.81%
Common Stocks - 1.81%
Electrolux AB, Class BA C	793,655	11,498,532
Sandvik ABC	493,727	9,090,791
Swedbank AB, Class AC	583,836	8,094,016

Total Common Stocks		28,683,339

Total Sweden (Cost $33,377,313)		28,683,339

Switzerland - 3.12%
Common Stocks - 3.12%
ABB Ltd.C	382,837	11,648,899
Cie Financiere Richemont SA, Class AC	8,792	1,063,720
Credit Suisse Group AGB C	413,000	2,410,489
Novartis AGC	310,537	26,689,261
Zurich Insurance Group AGC	17,671	7,713,600

Total Common Stocks		49,525,969

Total Switzerland (Cost $44,247,002)		49,525,969

United Kingdom - 19.15%
Common Stocks - 19.15%
3i Group PLCC	457,771	7,098,300
ASOS PLCB C	633,662	8,079,954
AstraZeneca PLCC	86,614	11,385,406
AstraZeneca PLC, ADR	407,061	26,959,650
Balfour Beatty PLCC	462,304	1,582,733
Barclays PLCC	18,786,084	36,137,508
BP PLCC	2,427,541	11,890,606
British American Tobacco PLCC	174,628	6,863,284
Capita PLCB C	3,019,838	1,061,869
Coca-Cola Europacific Partners PLCC	178,569	9,711,201
Compass Group PLCC	842,511	19,774,506
Haleon PLCB	877,971	3,119,905
Imperial Brands PLCC	209,164	4,600,658
Kingfisher PLCC	2,122,176	6,724,476
Reckitt Benckiser Group PLCC	187,388	15,212,273
RELX PLCC	224,093	6,659,818
RELX PLCC	784,732	23,221,426
Rolls-Royce Holdings PLCB C	18,631,663	20,355,622
Smith & Nephew PLCC	509,475	6,523,153
Standard Chartered PLCC	1,297,899	8,955,654

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
United Kingdom - 19.15% (continued)
Common Stocks - 19.15% (continued)
Taylor Wimpey PLCC	10,834,100	$16,818,924
Unilever PLCC	540,393	26,322,125
WH Smith PLCB C	348,786	6,161,098
WPP PLCC	1,705,925	18,404,606

Total Common Stocks		303,624,755

Total United Kingdom (Cost $319,675,918)		303,624,755

United States - 4.74%
Common Stocks - 4.74%
Aon PLC, Class A	57,045	16,602,377
BRP, Inc.A	59,258	4,507,227
Ferguson PLCC	56,715	7,141,979
GSK PLCC	1,141,856	24,055,584
Roche Holding AGC	68,880	22,873,720

Total Common Stocks		75,180,887

Total United States (Cost $66,093,975)		75,180,887

SHORT-TERM INVESTMENTS - 3.62% (Cost $57,310,631)
Investment Companies - 3.62%
American Beacon U.S. Government Money Market Select Fund, 1.68%E F	57,310,631	57,310,631

SECURITIES LENDING COLLATERAL - 0.03% (Cost $535,588)
Investment Companies - 0.03%
American Beacon U.S. Government Money Market Select Fund, 1.68%E F	535,588	535,588

TOTAL INVESTMENTS - 99.85% (Cost $1,667,557,756)		1,582,718,855
OTHER ASSETS, NET OF LIABILITIES - 0.15%		2,443,395

TOTAL NET ASSETS - 100.00%		$1,585,162,250

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at July 31, 2022.
B	Non-income producing security.
C	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $1,375,311,015 or 86.76% of net assets.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $16,660,787 or 1.05% of net assets. The Fund has no right to demand registration of these securities.

E	The Fund is affiliated by having the same investment advisor.
F	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

Long Futures Contracts Open on July 31, 2022:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
ICE U.S. mini MSCI EAFE Index Futures	591	September 2022	$54,692,119	$57,684,555	$2,992,436

			$54,692,119	$57,684,555	$2,992,436

Index Abbreviations:

ICE	Intercontinental Exchange.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2022, the investments were classified as described below:

International Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Brazil	$8,879,666	$—	$—	$8,879,666
Canada	58,194,641	—	—	58,194,641
China/Hong Kong	—	76,315,067	—	76,315,067
Denmark	—	15,543,925	—	15,543,925
Finland	—	13,017,111	—	13,017,111
France	—	213,192,497	—	213,192,497
Germany	—	153,592,715	—	153,592,715
Ireland	31,298,155	—	—	31,298,155
Israel	—	10,749,498	—	10,749,498
Italy	—	52,908,641	—	52,908,641
Japan	—	217,306,103	—	217,306,103
Netherlands	—	75,567,863	—	75,567,863
Norway	—	14,356,358	—	14,356,358
Portugal	—	6,779,304	—	6,779,304
Republic of Korea	—	31,110,052	—	31,110,052
Singapore	—	10,479,529	—	10,479,529
South Africa	—	9,668,314	—	9,668,314
Spain	—	68,898,247	—	68,898,247
Sweden	—	28,683,339	—	28,683,339
Switzerland	—	49,525,969	—	49,525,969
United Kingdom	30,079,555	273,545,200	—	303,624,755
Common Stocks
United States	21,109,604	54,071,283	—	75,180,887
Short-Term Investments	57,310,631	—	—	57,310,631
Securities Lending Collateral	535,588	—	—	535,588

Total Investments in Securities - Assets	$207,407,840	$1,375,311,015	$—	$1,582,718,855

Financial Derivative Instruments - Assets
Futures Contracts	$2,992,436	$—	$—	$2,992,436

Total Financial Derivative Instruments - Assets	$2,992,436	$—	$—	$2,992,436

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.82%
Communication Services - 5.98%
Entertainment - 1.27%
Electronic Arts, Inc.	178,224	$23,388,336
Warner Bros Discovery, Inc.A	1,354,900	20,323,500

		43,711,836

Interactive Media & Services - 0.85%
Alphabet, Inc., Class AA	252,000	29,312,640

Media - 2.98%
Altice USA, Inc., Class AA	677,054	7,115,838
Charter Communications, Inc., Class AA	27,993	12,095,775
Comcast Corp., Class A	1,615,919	60,629,281
News Corp., Class A	708,900	12,150,546
Omnicom Group, Inc.	78,078	5,452,967
Paramount Global, Class B	228,000	5,392,200

		102,836,607

Wireless Telecommunication Services - 0.88%
T-Mobile U.S., Inc.A	114,767	16,418,567
Vodafone Group PLC, ADR	956,350	14,115,726

		30,534,293

Total Communication Services		206,395,376

Consumer Discretionary - 6.63%
Auto Components - 1.10%
Adient PLCA	114,098	3,854,230
Aptiv PLCA	84,900	8,905,161
Goodyear Tire & Rubber Co.A	249,500	3,063,860
Magna International, Inc.	348,100	22,229,666

		38,052,917

Automobiles - 0.91%
General Motors Co.A	864,532	31,347,930

Hotels, Restaurants & Leisure - 1.98%
Aramark	579,437	19,353,196
Booking Holdings, Inc.A	4,200	8,129,898
Las Vegas Sands Corp.A	750,436	28,283,933
Marriott International, Inc., Class AA	79,519	12,629,207

		68,396,234

Multiline Retail - 1.44%
Dollar General Corp.	149,388	37,112,461
Target Corp.	76,489	12,496,773

		49,609,234

Specialty Retail - 1.20%
Advance Auto Parts, Inc.	121,389	23,503,338
Lowe’s Cos., Inc.	93,695	17,945,404

		41,448,742

Total Consumer Discretionary		228,855,057

Consumer Staples - 4.05%
Beverages - 1.75%
Coca-Cola Europacific Partners PLC	544,950	29,492,694
Diageo PLC, ADR	93,197	17,837,906

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.82% (continued)
Consumer Staples - 4.05% (continued)
Beverages - 1.75% (continued)
PepsiCo, Inc.	75,508	$13,210,879

		60,541,479

Food Products - 0.61%
Archer-Daniels-Midland Co.	46,458	3,845,329
Nestle SA, ADR	139,707	17,164,402

		21,009,731

Household Products - 0.62%
Colgate-Palmolive Co.	66,929	5,269,990
Kimberly-Clark Corp.	73,190	9,645,710
Reckitt Benckiser Group PLC, ADR	401,308	6,581,451

		21,497,151

Personal Products - 0.63%
Haleon PLC, ADR	190,034	1,335,939
Unilever PLC, ADRB	417,500	20,315,550

		21,651,489

Tobacco - 0.44%
Philip Morris International, Inc.	154,640	15,023,276

Total Consumer Staples		139,723,126

Energy - 8.55%
Energy Equipment & Services - 1.45%
Baker Hughes Co.	175,100	4,498,319
Halliburton Co.	782,608	22,930,415
NOV, Inc.	959,200	17,850,712
Schlumberger NV	126,800	4,695,404

		49,974,850

Oil, Gas & Consumable Fuels - 7.10%
APA Corp.	580,600	21,580,902
Cenovus Energy, Inc.	358,400	6,838,272
ConocoPhillips	193,626	18,864,981
EOG Resources, Inc.	81,463	9,060,315
Hess Corp.	476,243	53,563,050
Marathon Oil Corp.	965,986	23,956,453
Murphy Oil Corp.	268,470	9,434,036
Phillips 66	418,236	37,223,004
Pioneer Natural Resources Co.	192,162	45,532,786
Shell PLC, ADR	354,122	18,903,032

		244,956,831

Total Energy		294,931,681

Financials - 22.15%
Banks - 8.31%
Citigroup, Inc.	1,357,200	70,438,680
Citizens Financial Group, Inc.	300,553	11,411,997
First Citizens BancShares, Inc., Class A	19,606	14,835,468
JPMorgan Chase & Co.	328,212	37,862,536
M&T Bank Corp.	185,419	32,902,602
PNC Financial Services Group, Inc.	78,290	12,991,443
Truist Financial Corp.	142,540	7,193,994
U.S. Bancorp	487,760	23,022,272

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.82% (continued)
Financials - 22.15% (continued)
Banks - 8.31% (continued)
Wells Fargo & Co.	1,729,461	$75,871,454

		286,530,446

Capital Markets - 5.70%
Bank of New York Mellon Corp.	534,500	23,229,370
BlackRock, Inc.	25,025	16,746,229
Credit Suisse Group AG, ADRB	1,348,600	7,821,880
Goldman Sachs Group, Inc.	132,942	44,321,533
KKR & Co., Inc.	127,920	7,094,443
Moody’s Corp.	27,476	8,524,429
Morgan Stanley	245,562	20,700,877
Nasdaq, Inc.	113,028	20,446,765
Northern Trust Corp.	265,002	26,441,900
State Street Corp.	298,180	21,182,707

		196,510,133

Consumer Finance - 1.05%
American Express Co.	234,839	36,169,903

Diversified Financial Services - 0.15%
Equitable Holdings, Inc.	187,200	5,322,096

Insurance - 6.94%
Allstate Corp.	173,271	20,267,509
American International Group, Inc.	1,154,264	59,756,247
Aon PLC, Class A	97,684	28,429,951
Chubb Ltd.	124,222	23,433,238
Hartford Financial Services Group, Inc.	265,900	17,142,573
Marsh & McLennan Cos., Inc.	162,760	26,686,130
Progressive Corp.	209,471	24,101,733
Travelers Cos., Inc.	126,074	20,007,944
Willis Towers Watson PLC	95,617	19,786,982

		239,612,307

Total Financials		764,144,885

Health Care - 15.15%
Health Care Equipment & Supplies - 2.29%
Abbott Laboratories	147,505	16,054,444
Boston Scientific Corp.A	263,645	10,822,627
Medtronic PLC	482,028	44,597,231
Zimmer Biomet Holdings, Inc.	66,967	7,392,487

		78,866,789

Health Care Providers & Services - 6.73%
Centene Corp.A	206,100	19,161,117
Cigna Corp.	111,052	30,579,279
CVS Health Corp.	353,285	33,802,309
Elevance Health, Inc.	141,075	67,306,882
HCA Healthcare, Inc.	55,600	11,810,552
Humana, Inc.	22,700	10,941,400
McKesson Corp.	48,815	16,674,228
UnitedHealth Group, Inc.	76,949	41,732,521

		232,008,288

Life Sciences Tools & Services - 1.19%
Danaher Corp.	55,706	16,236,628

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.82% (continued)
Health Care - 15.15% (continued)
Life Sciences Tools & Services - 1.19% (continued)
Thermo Fisher Scientific, Inc.	41,667	$24,933,949

		41,170,577

Pharmaceuticals - 4.94%
GSK PLC, ADR	152,027	6,410,987
Johnson & Johnson	221,425	38,643,091
Merck & Co., Inc.	599,224	53,534,672
Perrigo Co. PLC	704,856	29,512,321
Pfizer, Inc.	560,981	28,335,150
Roche Holding AG, ADR	106,566	4,419,292
Sanofi, ADR	191,564	9,520,731

		170,376,244

Total Health Care		522,421,898

Industrials - 14.28%
Aerospace & Defense - 2.21%
Boeing Co.A	86,800	13,828,108
General Dynamics Corp.	56,366	12,776,481
Northrop Grumman Corp.	64,061	30,678,813
Raytheon Technologies Corp.	204,465	19,058,183

		76,341,585

Air Freight & Logistics - 0.79%
FedEx Corp.	116,500	27,154,985

Building Products - 0.95%
Johnson Controls International PLC	270,189	14,565,889
Masco Corp.	138,190	7,652,962
Trane Technologies PLC	72,355	10,635,461

		32,854,312

Construction & Engineering - 0.90%
AECOM	381,058	27,436,176
Fluor Corp.A	146,200	3,714,942

		31,151,118

Electrical Equipment - 1.16%
Eaton Corp. PLC	120,655	17,903,996
Vertiv Holdings Co.	1,922,070	21,950,039

		39,854,035

Industrial Conglomerates - 2.51%
General Electric Co.	824,262	60,921,204
Honeywell International, Inc.	133,271	25,649,337

		86,570,541

Machinery - 3.75%
CNH Industrial NV	1,109,739	14,337,828
Cummins, Inc.	73,297	16,221,359
Deere & Co.	86,548	29,701,543
Illinois Tool Works, Inc.	86,134	17,895,200
Iveco Group NVA C	266,626	1,638,861
Otis Worldwide Corp.	47,060	3,678,680
PACCAR, Inc.	204,462	18,712,362
Stanley Black & Decker, Inc.	277,541	27,013,066

		129,198,899

Professional Services - 0.43%
Equifax, Inc.	70,900	14,811,719

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.82% (continued)
Industrials - 14.28% (continued)
Road & Rail - 1.58%
Canadian National Railway Co.	57,810	$7,323,371
JB Hunt Transport Services, Inc.	137,371	25,175,983
Union Pacific Corp.	97,358	22,129,473

		54,628,827

Total Industrials		492,566,021

Information Technology - 10.95%
Communications Equipment - 1.14%
F5, Inc.A	163,200	27,313,152
Telefonaktiebolaget LM Ericsson, ADRB	1,586,120	11,959,345

		39,272,497

Electronic Equipment, Instruments & Components - 0.82%
Corning, Inc.	441,140	16,216,306
TE Connectivity Ltd.	90,800	12,142,684

		28,358,990

IT Services - 2.57%
Accenture PLC, Class A	86,115	26,373,580
Cognizant Technology Solutions Corp., Class A	377,519	25,656,191
Fidelity National Information Services, Inc.	297,614	30,404,246
Fiserv, Inc.A	60,600	6,404,208

		88,838,225

Semiconductors & Semiconductor Equipment - 3.34%
Analog Devices, Inc.	51,460	8,849,062
Broadcom, Inc.	51,699	27,683,780
KLA Corp.	31,126	11,938,066
Micron Technology, Inc.	184,400	11,406,984
NXP Semiconductors NV	66,037	12,142,884
QUALCOMM, Inc.	94,963	13,775,333
Texas Instruments, Inc.	163,781	29,298,783

		115,094,892

Software - 3.08%
Microsoft Corp.	121,508	34,112,156
Oracle Corp.	595,593	46,360,959
Workday, Inc., Class AA	165,300	25,638,030

		106,111,145

Total Information Technology		377,675,749

Materials - 4.70%
Chemicals - 4.56%
Air Products & Chemicals, Inc.	130,610	32,421,320
Axalta Coating Systems Ltd.A	623,922	15,735,313
DuPont de Nemours, Inc.	516,346	31,615,866
International Flavors & Fragrances, Inc.	270,282	33,528,482
Olin Corp.	278,200	14,541,514
PPG Industries, Inc.	127,291	16,457,453
Sherwin-Williams Co.	53,400	12,919,596

		157,219,544

Containers & Packaging - 0.14%
International Paper Co.	111,586	4,772,533

Total Materials		161,992,077

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.82% (continued)
Real Estate - 1.45%
Equity Real Estate Investment Trusts (REITs) - 1.45%
Public Storage	14,776	$4,823,034
VICI Properties, Inc.	1,323,462	45,249,166

		50,072,200

Total Real Estate		50,072,200

Utilities - 3.93%
Electric Utilities - 3.35%
American Electric Power Co., Inc.	72,812	7,176,351
Duke Energy Corp.	234,297	25,756,269
Pinnacle West Capital Corp.	330,208	24,260,382
PPL Corp.	1,033,854	30,064,474
Southern Co.	292,775	22,511,470
Xcel Energy, Inc.	81,584	5,970,317

		115,739,263

Multi-Utilities - 0.58%
Dominion Energy, Inc.	242,249	19,859,573

Total Utilities		135,598,836

Total Common Stocks (Cost $2,487,195,889)		3,374,376,906

SHORT-TERM INVESTMENTS - 1.99% (Cost $68,571,172)
Investment Companies - 1.99%
American Beacon U.S. Government Money Market Select Fund, 1.68%D E	68,571,172	68,571,172

SECURITIES LENDING COLLATERAL - 0.20% (Cost $6,839,724)
Investment Companies - 0.20%
American Beacon U.S. Government Money Market Select Fund, 1.68%D E	6,839,724	6,839,724

TOTAL INVESTMENTS - 100.01% (Cost $2,562,606,785)		3,449,787,802
LIABILITIES, NET OF OTHER ASSETS - (0.01%)		(370,767)

TOTAL NET ASSETS - 100.00%		$3,449,417,035

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at July 31, 2022.
C	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $1,638,861 or 0.05% of net assets.
D	The Fund is affiliated by having the same investment advisor.
E	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

Long Futures Contracts Open on July 31, 2022:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Standard & Poor’s 500 Index Futures	336	September 2022	$64,417,763	$69,442,800	$5,025,037

			$64,417,763	$69,442,800	$5,025,037

Index Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2022, the investments were classified as described below:

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$3,372,738,045	$1,638,861	$—	$3,374,376,906
Short-Term Investments	68,571,172	—	—	68,571,172
Securities Lending Collateral	6,839,724	—	—	6,839,724

Total Investments in Securities - Assets	$3,448,148,941	$1,638,861	$—	$3,449,787,802

Financial Derivative Instruments - Assets
Futures Contracts	$5,025,037	$—	$—	$5,025,037

Total Financial Derivative Instruments - Assets	$5,025,037	$—	$—	$5,025,037

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.95%
Communication Services - 1.12%
Entertainment - 0.59%
Cinemark Holdings, Inc.A	40,449	$741,430

Media - 0.53%
Liberty Broadband Corp., Class CA	6,128	667,523

Total Communication Services		1,408,953

Consumer Discretionary - 13.75%
Auto Components - 2.07%
Dana, Inc.	33,765	565,902
Lear Corp.	13,524	2,044,017

		2,609,919

Diversified Consumer Services - 0.65%
Adtalem Global Education, Inc.A	20,300	814,030

Hotels, Restaurants & Leisure - 4.07%
Aramark	28,835	963,089
Marriott Vacations Worldwide Corp.	9,439	1,292,388
MGM Resorts International	13,444	440,022
SeaWorld Entertainment, Inc.A	17,583	839,237
Travel & Leisure Co.	25,312	1,091,200
Wyndham Hotels & Resorts, Inc.	7,244	502,806

		5,128,742

Household Durables - 1.84%
Mohawk Industries, Inc.A	6,168	792,465
Newell Brands, Inc.	75,658	1,529,048

		2,321,513

Specialty Retail - 2.77%
Advance Auto Parts, Inc.	4,931	954,740
CarMax, Inc.A	12,129	1,207,321
Gap, Inc.	72,160	694,179
Lithia Motors, Inc.	2,394	635,080

		3,491,320

Textiles, Apparel & Luxury Goods - 2.35%
Gildan Activewear, Inc.	43,843	1,285,477
PVH Corp.	10,780	667,498
Skechers USA, Inc., Class AA	26,743	1,015,164

		2,968,139

Total Consumer Discretionary		17,333,663

Consumer Staples - 1.79%
Beverages - 0.85%
Coca-Cola Europacific Partners PLC	19,801	1,071,630

Food & Staples Retailing - 0.94%
U.S. Foods Holding Corp.A	37,574	1,183,581

Total Consumer Staples		2,255,211

Energy - 5.67%
Energy Equipment & Services - 1.71%
Baker Hughes Co.	6,728	172,842
Halliburton Co.	27,697	811,522
NOV, Inc.	40,485	753,426

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.95% (continued)
Energy - 5.67% (continued)
Energy Equipment & Services - 1.71% (continued)
TechnipFMC PLCA	51,601	$417,452

		2,155,242

Oil, Gas & Consumable Fuels - 3.96%
APA Corp.	29,316	1,089,676
Cheniere Energy, Inc.	3,533	528,466
EQT Corp.	11,079	487,809
Hess Corp.	13,640	1,534,091
Pioneer Natural Resources Co.	5,733	1,358,434

		4,998,476

Total Energy		7,153,718

Financials - 22.31%
Banks - 6.43%
Fifth Third Bancorp	33,025	1,126,813
KeyCorp	66,825	1,222,897
M&T Bank Corp.	9,515	1,688,437
Pinnacle Financial Partners, Inc.	5,408	427,773
Regions Financial Corp.	59,223	1,254,343
Signature Bank	6,063	1,125,111
Texas Capital Bancshares, Inc.A	21,636	1,268,302

		8,113,676

Capital Markets - 2.64%
Evercore, Inc., Class A	4,009	400,780
Invesco Ltd.	43,006	762,926
Jefferies Financial Group, Inc.	32,209	1,049,047
Northern Trust Corp.	11,161	1,113,645

		3,326,398

Consumer Finance - 2.45%
Ally Financial, Inc.	42,757	1,413,974
OneMain Holdings, Inc.	23,131	860,473
PROG Holdings, Inc.A	17,592	324,045
SLM Corp.	31,714	494,738

		3,093,230

Diversified Financial Services - 2.12%
Equitable Holdings, Inc.	51,267	1,457,521
Voya Financial, Inc.	20,112	1,209,938

		2,667,459

Insurance - 8.67%
American International Group, Inc.	22,360	1,157,577
Arch Capital Group Ltd.A	25,572	1,135,397
Assurant, Inc.	4,495	790,131
Axis Capital Holdings Ltd.	65,595	3,311,892
CNO Financial Group, Inc.	58,644	1,099,575
Fidelity National Financial, Inc.	18,250	729,270
Markel Corp.A	482	625,221
Reinsurance Group of America, Inc.	8,586	994,087
Willis Towers Watson PLC	5,250	1,086,435

		10,929,585

Total Financials		28,130,348

Health Care - 8.60%
Health Care Equipment & Supplies - 2.58%
Envista Holdings Corp.A	17,712	719,993

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.95% (continued)
Health Care - 8.60% (continued)
Health Care Equipment & Supplies - 2.58% (continued)
Hologic, Inc.A	10,728	$765,764
LivaNova PLCA	10,822	689,037
Zimmer Biomet Holdings, Inc.	9,759	1,077,296

		3,252,090

Health Care Providers & Services - 4.44%
Cardinal Health, Inc.	11,694	696,495
Encompass Health Corp.	16,704	845,557
Enhabit, Inc.	8,352	146,244
Fresenius Medical Care AG & Co. KGaA, ADR	43,297	801,860
Henry Schein, Inc.A	10,309	812,658
McKesson Corp.	3,143	1,073,586
Universal Health Services, Inc., Class B	10,834	1,218,500

		5,594,900

Life Sciences Tools & Services - 0.65%
Avantor, Inc.A	28,262	820,163

Pharmaceuticals - 0.93%
Perrigo Co. PLC	28,071	1,175,333

Total Health Care		10,842,486

Industrials - 16.33%
Aerospace & Defense - 2.01%
BWX Technologies, Inc.	17,166	972,969
L3Harris Technologies, Inc.	4,070	976,678
TransDigm Group, Inc.A	936	582,510

		2,532,157

Airlines - 0.33%
Alaska Air Group, Inc.A	9,320	413,156

Building Products - 2.04%
Carlisle Cos., Inc.	4,135	1,224,374
JELD-WEN Holding, Inc.A	75,544	1,343,172

		2,567,546

Commercial Services & Supplies - 0.80%
Republic Services, Inc.	7,331	1,016,517

Construction & Engineering - 2.41%
AECOM	16,997	1,223,784
MasTec, Inc.A	10,014	790,405
MDU Resources Group, Inc.	35,723	1,020,606

		3,034,795

Electrical Equipment - 0.81%
Vertiv Holdings Co.	90,046	1,028,325

Machinery - 4.25%
Dover Corp.	8,213	1,097,914
Fortive Corp.	17,656	1,137,929
Stanley Black & Decker, Inc.	7,650	744,575
Terex Corp.	39,587	1,326,560
Westinghouse Air Brake Technologies Corp.	11,203	1,047,144

		5,354,122

Professional Services - 1.26%
Alight, Inc., Class AA	99,139	747,508

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.95% (continued)
Industrials - 16.33% (continued)
Professional Services - 1.26% (continued)
CACI International, Inc., Class AA	2,784	$841,575

		1,589,083

Road & Rail - 1.21%
JB Hunt Transport Services, Inc.	6,784	1,243,304
Ryder System, Inc.	3,551	278,114

		1,521,418

Trading Companies & Distributors - 1.21%
AerCap Holdings NVA	34,025	1,526,362

Total Industrials		20,583,481

Information Technology - 6.45%
Electronic Equipment, Instruments & Components - 2.20%
Avnet, Inc.	26,675	1,276,932
Mirion Technologies, Inc.A B	105,973	720,616
Zebra Technologies Corp., Class AA	2,172	776,903

		2,774,451

IT Services - 2.99%
Cognizant Technology Solutions Corp., Class A	16,772	1,139,825
Global Payments, Inc.	8,728	1,067,609
GoDaddy, Inc., Class AA	7,173	532,093
SS&C Technologies Holdings, Inc.	17,397	1,029,381

		3,768,908

Semiconductors & Semiconductor Equipment - 0.92%
Microchip Technology, Inc.	16,933	1,166,006

Technology Hardware, Storage & Peripherals - 0.34%
Hewlett Packard Enterprise Co.	30,115	428,838

Total Information Technology		8,138,203

Materials - 7.72%
Chemicals - 6.92%
Axalta Coating Systems Ltd.A	90,318	2,277,820
Corteva, Inc.	9,065	521,691
Dow, Inc.	21,141	1,124,913
Eastman Chemical Co.	6,750	647,527
Element Solutions, Inc.	94,915	1,875,520
International Flavors & Fragrances, Inc.	10,003	1,240,872
Olin Corp.	19,896	1,039,964

		8,728,307

Containers & Packaging - 0.80%
Sealed Air Corp.	16,525	1,010,008

Total Materials		9,738,315

Real Estate - 5.23%
Equity Real Estate Investment Trusts (REITs) - 4.85%
American Campus Communities, Inc.	12,635	825,318
AvalonBay Communities, Inc.	2,954	631,979
Lamar Advertising Co., Class A	7,290	736,727
Medical Properties Trust, Inc.	27,377	471,980
STAG Industrial, Inc.	25,677	841,692

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.95% (continued)
Real Estate - 5.23% (continued)
Equity Real Estate Investment Trusts (REITs) - 4.85% (continued)
VICI Properties, Inc.	76,187	$2,604,834

		6,112,530

Real Estate Management & Development - 0.38%
Howard Hughes Corp.A	6,743	478,011

Total Real Estate		6,590,541

Utilities - 5.98%
Electric Utilities - 4.20%
Edison International	21,788	1,476,573
Entergy Corp.	12,701	1,462,266
NRG Energy, Inc.	28,794	1,086,973
Pinnacle West Capital Corp.	17,363	1,275,660

		5,301,472

Gas Utilities - 0.69%
UGI Corp.	20,123	868,508

Multi-Utilities - 1.09%
CenterPoint Energy, Inc.	43,191	1,368,723

Total Utilities		7,538,703

Total Common Stocks (Cost $98,685,246)		119,713,622

SHORT-TERM INVESTMENTS - 5.00% (Cost $6,304,490)
Investment Companies - 5.00%
American Beacon U.S. Government Money Market Select Fund, 1.68%C D	6,304,490	6,304,490

SECURITIES LENDING COLLATERAL - 0.54% (Cost $679,549)
Investment Companies - 0.54%
American Beacon U.S. Government Money Market Select Fund, 1.68%C D	679,549	679,549

TOTAL INVESTMENTS - 100.49% (Cost $105,669,285)		126,697,661
LIABILITIES, NET OF OTHER ASSETS - (0.49%)		(614,798)

TOTAL NET ASSETS - 100.00%		$126,082,863

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at July 31, 2022.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

Long Futures Contracts Open on July 31, 2022:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Standard & Poor’s MidCap 400 Index Futures	25	September 2022	$5,684,895	$6,286,000	$601,105

			$5,684,895	$6,286,000	$601,105

Index Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2022, the investments were classified as described below:

Mid-Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$119,713,622	$—	$—	$119,713,622
Short-Term Investments	6,304,490	—	—	6,304,490
Securities Lending Collateral	679,549	—	—	679,549

Total Investments in Securities - Assets	$126,697,661	$—	$—	$126,697,661

Financial Derivative Instruments - Assets
Futures Contracts	$601,105	$—	$—	$601,105

Total Financial Derivative Instruments - Assets	$601,105	$—	$—	$601,105

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.08%
Communication Services - 2.22%
Diversified Telecommunication Services - 0.06%
ATN International, Inc.	29,551	$1,360,528
EchoStar Corp., Class AA	71,121	1,405,351

		2,765,879

Entertainment - 0.37%
IMAX Corp.A	478,476	8,043,181
Lions Gate Entertainment Corp., Class AA	471,342	4,128,956
Lions Gate Entertainment Corp., Class BA	567,289	4,714,172
Sciplay Corp., Class AA	46,426	633,251

		17,519,560

Interactive Media & Services - 0.11%
Ziff Davis, Inc.A	60,502	4,954,509

Media - 1.61%
AMC Networks, Inc., Class AA	19,418	592,637
John Wiley & Sons, Inc., Class A	91,201	4,762,516
Magnite, Inc.A	507,636	3,878,339
Scholastic Corp.	310,813	14,629,968
Stagwell, Inc.A	5,850,087	38,669,075
TEGNA, Inc.	597,025	12,501,704
Thryv Holdings, Inc.A	21,200	516,008

		75,550,247

Wireless Telecommunication Services - 0.07%
Telephone & Data Systems, Inc.	202,444	3,200,639

Total Communication Services		103,990,834

Consumer Discretionary - 12.79%
Auto Components - 3.89%
Adient PLCA	1,774,539	59,943,927
American Axle & Manufacturing Holdings, Inc.A	3,171,472	28,257,816
Dana, Inc.	1,269,974	21,284,764
Gentherm, Inc.A	515,965	33,310,700
Goodyear Tire & Rubber Co.A	633,514	7,779,552
LCI Industries	17,091	2,308,823
Lear Corp.	161,777	24,450,976
Patrick Industries, Inc.	44,076	2,676,295
Standard Motor Products, Inc.	41,466	1,896,655

		181,909,508

Automobiles - 0.45%
Harley-Davidson, Inc.	62,318	2,356,244
Thor Industries, Inc.B	178,538	15,056,109
Winnebago Industries, Inc.	61,955	3,740,223

		21,152,576

Distributors - 0.22%
Funko, Inc., Class AA	395,867	10,375,674

Diversified Consumer Services - 0.84%
ADT, Inc.	1,600,076	11,680,555
Adtalem Global Education, Inc.A	403,600	16,184,360
Graham Holdings Co., Class B	10,831	6,438,921
Perdoceo Education Corp.A	129,703	1,776,931

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.08% (continued)
Consumer Discretionary - 12.79% (continued)
Diversified Consumer Services - 0.84% (continued)
Strategic Education, Inc.	47,255	$3,394,327

		39,475,094

Hotels, Restaurants & Leisure - 0.80%
Bloomin’ Brands, Inc.	169,076	3,447,460
Bluegreen Vacations Holding Corp.	10,248	269,318
Cracker Barrel Old Country Store, Inc.B	137,060	13,030,294
Genius Sports Ltd.A B	170,844	442,486
International Game Technology PLCB	979,674	18,564,822
Red Rock Resorts, Inc., Class A	41,225	1,621,379

		37,375,759

Household Durables - 2.27%
Cavco Industries, Inc.A	29,390	7,576,448
Century Communities, Inc.	87,963	4,501,067
Dream Finders Homes, Inc., Class AA B	20,000	260,000
Ethan Allen Interiors, Inc.	47,611	1,094,577
GoPro, Inc., Class AA	777,312	4,943,704
Green Brick Partners, Inc.A	124,014	3,323,575
Helen of Troy Ltd.A	21,559	2,884,379
KB Home	236,304	7,712,963
La-Z-Boy, Inc.	81,627	2,274,944
LGI Homes, Inc.A	67,610	7,626,408
M/I Homes, Inc.A	88,236	4,059,738
MDC Holdings, Inc.	190,291	6,898,049
Meritage Homes Corp.A	202,764	17,904,061
Sonos, Inc.A B	118,214	2,613,712
Taylor Morrison Home Corp.A	227,112	6,518,114
Tri Pointe Homes, Inc.A	402,607	7,456,282
Whirlpool Corp.	106,685	18,442,636

		106,090,657

Leisure Products - 0.54%
Brunswick Corp.	205,372	16,454,405
Malibu Boats, Inc., Class AA	22,533	1,407,186
Smith & Wesson Brands, Inc.	23,297	338,971
Sturm Ruger & Co., Inc.B	33,251	2,198,888
Vista Outdoor, Inc.A	158,538	4,771,994

		25,171,444

Multiline Retail - 0.30%
Dillard’s, Inc., Class AB	8,400	1,909,740
Ollie’s Bargain Outlet Holdings, Inc.A	208,808	12,309,232

		14,218,972

Specialty Retail - 2.62%
Aaron’s Co., Inc.	20,658	268,967
Academy Sports & Outdoors, Inc.	164,298	7,069,743
America’s Car-Mart, Inc.A	3,944	408,480
Asbury Automotive Group, Inc.A	52,228	8,964,414
Bed Bath & Beyond, Inc.A B	61,516	309,425
Buckle, Inc.	94,519	2,854,474
Caleres, Inc.	71,034	1,763,064
Camping World Holdings, Inc., Class AB	124,115	3,356,070
Chico’s FAS, Inc.A	77,383	388,463
Designer Brands, Inc., Class A	425,203	6,135,679
Foot Locker, Inc.	103,960	2,949,345
Genesco, Inc.A	25,721	1,441,662
Group 1 Automotive, Inc.	49,159	8,697,210
Guess?, Inc.	112,714	2,131,422

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.08% (continued)
Consumer Discretionary - 12.79% (continued)
Specialty Retail - 2.62% (continued)
Hibbett, Inc.	24,972	$1,171,686
MarineMax, Inc.A	41,288	1,686,202
Monro, Inc.	422,802	21,203,520
National Vision Holdings, Inc.A	140,776	4,102,213
ODP Corp.A	424,892	15,423,580
OneWater Marine, Inc., Class AA	9,540	345,730
Sally Beauty Holdings, Inc.A	184,228	2,354,434
Shoe Carnival, Inc.	53,224	1,160,815
Signet Jewelers Ltd.	94,086	5,735,483
Sonic Automotive, Inc., Class A	417,690	17,480,326
TravelCenters of America, Inc.A	28,075	1,171,289
Urban Outfitters, Inc.A	86,352	1,768,489
Warby Parker, Inc., Class AA	105,744	1,310,168
Zumiez, Inc.A	37,619	978,094

		122,630,447

Textiles, Apparel & Luxury Goods - 0.86%
Allbirds, Inc., Class AA	249,789	1,283,915
Capri Holdings Ltd.A	237,303	11,551,910
G-III Apparel Group Ltd.A	130,938	2,892,420
Hanesbrands, Inc.	657,682	7,352,885
Kontoor Brands, Inc.	28,785	1,050,653
Levi Strauss & Co., Class AB	755,235	14,289,046
Movado Group, Inc.	10,894	370,178
Oxford Industries, Inc.	5,278	503,521
Skechers USA, Inc., Class AA	24,455	928,312

		40,222,840

Total Consumer Discretionary		598,622,971

Consumer Staples - 3.50%
Beverages - 0.15%
Boston Beer Co., Inc., Class AA	18,911	7,194,312

Food & Staples Retailing - 0.44%
Andersons, Inc.	101,790	3,681,744
Chefs’ Warehouse, Inc.A	145,929	5,050,603
Ingles Markets, Inc., Class A	43,777	4,178,952
SpartanNash Co.	17,350	560,232
United Natural Foods, Inc.A	169,520	7,206,295

		20,677,826

Food Products - 2.21%
Darling Ingredients, Inc.A	523,729	36,283,945
Fresh Del Monte Produce, Inc.	299,742	8,905,335
Ingredion, Inc.	163,101	14,838,929
J&J Snack Foods Corp.	196,745	26,660,915
SunOpta, Inc.A	1,905,522	16,806,704

		103,495,828

Personal Products - 0.55%
Edgewell Personal Care Co.	500,168	19,896,683
Herbalife Nutrition Ltd.A	235,100	5,738,791

		25,635,474

Tobacco - 0.15%
Universal Corp.	66,462	3,715,890

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.08% (continued)
Consumer Staples - 3.50% (continued)
Tobacco - 0.15% (continued)
Vector Group Ltd.	290,357	$3,234,577

		6,950,467

Total Consumer Staples		163,953,907

Energy - 6.49%
Energy Equipment & Services - 2.30%
Bristow Group, Inc.A	53,379	1,377,178
Cactus, Inc., Class A	152,669	6,349,504
ChampionX Corp.	1,312,347	27,414,929
Dril-Quip, Inc.A	23,195	594,952
Expro Group Holdings NVA	1,410,540	17,180,377
Helix Energy Solutions Group, Inc.A	1,617,462	6,534,546
Liberty Energy, Inc., Class AA	415,634	5,902,003
NOV, Inc.	1,141,123	21,236,299
ProPetro Holding Corp.A	64,400	677,488
Select Energy Services, Inc., Class AA	60,618	452,816
TechnipFMC PLCA	1,799,000	14,553,910
Transocean Ltd.A	1,511,933	5,110,334

		107,384,336

Oil, Gas & Consumable Fuels - 4.19%
Berry Corp.	1,637,343	13,982,909
Callon Petroleum Co.A	115,926	5,337,233
Centennial Resource Development, Inc., Class AA	307,094	2,045,246
Chesapeake Energy Corp.B	110,047	10,363,126
CNX Resources Corp.A	1,049,069	18,117,422
Comstock Resources, Inc.A	313,164	4,988,702
Equitrans Midstream Corp.	2,001,962	15,715,402
Kinetik Holdings, Inc.B	60,244	2,450,726
Kosmos Energy Ltd.A	5,608,735	35,559,380
Murphy Oil Corp.	668,640	23,496,010
PBF Energy, Inc., Class AA	200,953	6,701,782
Peabody Energy Corp.A B	88,852	1,865,003
Range Resources Corp.A	1,207,896	39,945,121
Ranger Oil Corp., Class A	128,304	4,883,250
SilverBow Resources, Inc.A B	31,683	1,431,755
Viper Energy Partners LP	301,365	9,263,960

		196,147,027

Total Energy		303,531,363

Financials - 22.67%
Banks - 14.31%
Amalgamated Financial Corp.	20,753	478,979
Amerant Bancorp, Inc.	8,228	224,789
Ameris Bancorp	69,821	3,301,835
Associated Banc-Corp.	492,486	9,898,969
Atlantic Union Bankshares Corp.	78,023	2,698,816
Banc of California, Inc.	41,636	729,046
Bank of NT Butterfield & Son Ltd.	906,687	30,727,622
Bank OZK	196,689	7,887,229
BankUnited, Inc.	92,887	3,608,660
Banner Corp.	151,857	9,413,615
Berkshire Hills Bancorp, Inc.	47,835	1,347,512
Brookline Bancorp, Inc.	69,720	964,228
Byline Bancorp, Inc.	25,346	620,723
Cadence Bank	917,343	23,942,652

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.08% (continued)
Financials - 22.67% (continued)
Banks - 14.31% (continued)
Capstar Financial Holdings, Inc.	55,667	$1,169,564
Cathay General Bancorp	103,880	4,331,796
Central Pacific Financial Corp.	308,843	7,313,402
Columbia Banking System, Inc.	973,691	29,376,257
ConnectOne Bancorp, Inc.	26,519	701,162
CrossFirst Bankshares, Inc.A	33,298	456,849
Customers Bancorp, Inc.A	22,155	846,099
CVB Financial Corp.	304,384	8,117,921
Dime Community Bancshares, Inc.	26,388	899,303
Eastern Bankshares, Inc.	122,610	2,501,244
Enterprise Financial Services Corp.	38,619	1,816,252
Equity Bancshares, Inc., Class A	6,261	200,039
Farmers National Banc Corp.	20,658	293,344
FB Financial Corp.	47,350	2,028,947
First BanCorp	306,425	8,682,260
First Bancshares, Inc.	13,724	397,996
First Busey Corp.	48,401	1,193,085
First Commonwealth Financial Corp.	85,789	1,271,393
First Financial Bancorp	95,829	2,140,820
First Financial Corp.	8,358	390,486
First Foundation, Inc.	37,861	788,266
First Hawaiian, Inc.	1,274,711	32,492,383
First Interstate BancSystem, Inc., Class A	457,255	18,646,859
First Merchants Corp.	517,706	21,500,330
Flushing Financial Corp.	20,408	440,609
FNB Corp.	319,827	3,825,131
Fulton Financial Corp.	163,211	2,723,992
Glacier Bancorp, Inc.	201,911	10,113,722
Great Southern Bancorp, Inc.	8,346	516,951
Hancock Whitney Corp.	325,895	15,906,935
Hanmi Financial Corp.	20,503	518,111
HarborOne Bancorp, Inc.	393,480	5,705,460
Heartland Financial USA, Inc.	42,301	1,899,315
Heritage Commerce Corp.	548,653	6,463,132
Heritage Financial Corp.	214,081	5,570,388
Hilltop Holdings, Inc.	168,712	4,867,341
Home BancShares, Inc.	308,839	7,288,600
HomeStreet, Inc.	12,940	482,533
Hope Bancorp, Inc.	123,023	1,850,266
Horizon Bancorp, Inc.	29,316	559,056
Independent Bank Group, Inc.	80,502	5,693,101
International Bancshares Corp.	96,746	4,243,279
Lakeland Bancorp, Inc.	43,474	692,106
Mercantile Bank Corp.	6,855	242,941
Midland States Bancorp, Inc.	14,769	386,948
National Bank Holdings Corp., Class A	163,798	6,817,273
NBT Bancorp, Inc.	43,451	1,761,503
Northwest Bancshares, Inc.	233,290	3,354,710
OceanFirst Financial Corp.	52,658	1,082,648
OFG Bancorp	1,302,216	35,771,873
Old National Bancorp	3,351,300	58,346,133
Origin Bancorp, Inc.	15,986	688,517
Pacific Premier Bancorp, Inc.	94,925	3,193,277
PacWest Bancorp	117,453	3,292,208
Peapack-Gladstone Financial Corp.	12,245	399,922
Peoples Bancorp, Inc.	19,053	589,119
Popular, Inc.	437,877	34,009,907

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.08% (continued)
Financials - 22.67% (continued)
Banks - 14.31% (continued)
Premier Financial Corp.	23,855	$679,390
QCR Holdings, Inc.	11,849	702,527
Renasant Corp.	72,317	2,415,388
S&T Bancorp, Inc.	35,218	1,089,645
Sandy Spring Bancorp, Inc.	47,319	1,954,275
Seacoast Banking Corp. of Florida	288,628	10,327,110
Silvergate Capital Corp., Class AA	6,523	608,531
Simmons First National Corp., Class A	120,737	2,867,504
Southside Bancshares, Inc.	29,088	1,161,775
SouthState Corp.	83,813	7,104,828
Texas Capital Bancshares, Inc.A	751,377	44,045,720
TriCo Bancshares	26,605	1,271,719
Trustmark Corp.	99,170	3,220,050
UMB Financial Corp.	162,736	14,727,608
Umpqua Holdings Corp.	1,474,200	25,960,662
United Bankshares, Inc.	129,490	5,016,443
United Community Banks, Inc.	758,529	25,812,742
Univest Financial Corp.	19,917	496,730
Valley National Bancorp	1,147,590	13,415,327
Veritex Holdings, Inc.	49,631	1,535,583
Washington Federal, Inc.	109,376	3,733,003
Webster Financial Corp.	143,860	6,682,297
WesBanco, Inc.	65,518	2,235,474
Westamerica Bancorp	253,894	15,236,179
Wintrust Financial Corp.	57,220	4,923,209

		669,921,458

Capital Markets - 2.70%
Artisan Partners Asset Management, Inc., Class A	41,681	1,657,237
B Riley Financial, Inc.B	42,637	2,197,511
Cohen & Steers, Inc.	60,095	4,428,400
Cowen, Inc., Class A	17,122	600,468
Donnelley Financial Solutions, Inc.A	30,609	1,040,400
Evercore, Inc., Class A	454,351	45,421,469
Federated Hermes, Inc.	391,834	13,365,458
Lazard Ltd., Class A	207,188	7,804,772
LPL Financial Holdings, Inc.	68,905	14,464,538
Moelis & Co., Class A	58,978	2,747,195
Perella Weinberg PartnersB	1,090,000	7,684,500
Piper Sandler Cos.,	27,178	3,429,864
Stifel Financial Corp.	227,737	13,620,950
Victory Capital Holdings, Inc., Class A	64,961	1,797,471
Virtu Financial, Inc., Class A	70,807	1,651,927
Virtus Investment Partners, Inc.	14,408	2,972,659
WisdomTree Investments, Inc.B	243,522	1,266,314

		126,151,133

Consumer Finance - 1.16%
Atlanticus Holdings Corp.A	13,987	540,458
Bread Financial Holdings, Inc.	78,413	3,105,939
Encore Capital Group, Inc.A	30,299	2,194,556
Enova International, Inc.A	54,628	1,885,212
Navient Corp.	331,593	5,461,337
Nelnet, Inc., Class A	43,144	4,102,563
PRA Group, Inc.A	45,881	1,827,899
PROG Holdings, Inc.A	121,404	2,236,262

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.08% (continued)
Financials - 22.67% (continued)
Consumer Finance - 1.16% (continued)
SLM Corp.	2,126,818	$33,178,361

		54,532,587

Diversified Financial Services - 0.01%
A-Mark Precious Metals, Inc.	15,401	466,650

Insurance - 3.02%
Ambac Financial Group, Inc.A	27,800	327,206
American Equity Investment Life Holding Co.	144,414	5,424,190
Argo Group International Holdings Ltd.	63,625	2,086,264
Assured Guaranty Ltd.	140,232	8,188,147
Axis Capital Holdings Ltd.	158,698	8,012,662
Brighthouse Financial, Inc.A	160,398	6,964,481
CNO Financial Group, Inc.	412,830	7,740,563
Employers Holdings, Inc.	26,092	1,036,113
Enstar Group Ltd.A	137,320	27,178,374
Genworth Financial, Inc., Class AA	481,065	2,044,526
Global Indemnity Group LLC, Class A	340,659	9,095,595
Horace Mann Educators Corp.	655,708	22,457,999
Kemper Corp.	39,396	1,843,733
Mercury General Corp.	101,684	4,263,610
National Western Life Group, Inc., Class A	5,194	1,049,188
ProAssurance Corp.	99,447	2,200,762
Reinsurance Group of America, Inc.	137,576	15,928,549
Safety Insurance Group, Inc.	6,386	552,708
Selective Insurance Group, Inc.	84,289	6,562,742
Stewart Information Services Corp.	49,159	2,686,539
White Mountains Insurance Group Ltd.	4,632	5,741,040

		141,384,991

Mortgage Real Estate Investment Trusts (REITs) - 0.22%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.B	280,539	10,124,653

Thrifts & Mortgage Finance - 1.25%
Axos Financial, Inc.A	40,004	1,670,567
Capitol Federal Financial, Inc.	130,897	1,255,302
Essent Group Ltd.	363,436	15,177,087
Kearny Financial Corp.	68,542	802,627
Luther Burbank Corp.	235,041	3,100,191
Merchants Bancorp	40,864	1,081,261
MGIC Investment Corp.	622,521	8,802,447
Mr Cooper Group, Inc.A	164,233	7,398,697
NMI Holdings, Inc., Class AA	81,219	1,538,288
PennyMac Financial Services, Inc.	52,321	2,866,668
Provident Financial Services, Inc.	142,941	3,482,043
Radian Group, Inc.	351,469	7,862,362
TrustCo Bank Corp. NY	12,865	431,749
WSFS Financial Corp.	62,377	2,976,630

		58,445,919

Total Financials		1,061,027,391

Health Care - 3.78%
Biotechnology - 0.26%
Alkermes PLCA	352,414	9,021,798
Ironwood Pharmaceuticals, Inc.A	163,059	1,867,026

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.08% (continued)
Health Care - 3.78% (continued)
Biotechnology - 0.26% (continued)
Vanda Pharmaceuticals, Inc.A	107,524	$1,159,109

		12,047,933

Health Care Equipment & Supplies - 0.59%
Embecta Corp.A	221,050	6,505,501
Enovis Corp.A	87,550	5,228,486
Merit Medical Systems, Inc.A	55,447	3,187,094
NuVasive, Inc.A	133,198	6,995,559
Omnicell, Inc.A	52,393	5,769,517

		27,686,157

Health Care Providers & Services - 1.55%
Acadia Healthcare Co., Inc.A	146,731	12,165,467
Amedisys, Inc.A	52,252	6,262,402
Cross Country Healthcare, Inc.A	71,698	1,889,959
Encompass Health Corp.	539,314	27,300,075
Enhabit, Inc.	244,439	4,280,127
ModivCare, Inc.A	52,234	5,212,953
National HealthCare Corp.	29,217	2,075,284
R1 RCM, Inc.A	542,062	13,551,550

		72,737,817

Health Care Technology - 0.36%
Evolent Health, Inc., Class AA	492,269	16,732,223

Life Sciences Tools & Services - 0.47%
Azenta, Inc.	300,659	20,522,984
Medpace Holdings, Inc.A	8,310	1,408,794

		21,931,778

Pharmaceuticals - 0.55%
Amneal Pharmaceuticals, Inc.A	149,367	528,759
Innoviva, Inc.A	131,188	1,881,236
Perrigo Co. PLC	558,664	23,391,262

		25,801,257

Total Health Care		176,937,165

Industrials - 23.12%
Aerospace & Defense - 1.27%
AAR Corp.A	95,624	4,258,137
Aerojet Rocketdyne Holdings, Inc.A	207,286	9,056,325
AeroVironment, Inc.A	85,510	7,408,586
BWX Technologies, Inc.	181,204	10,270,643
Kaman Corp.	346,200	10,656,036
Mercury Systems, Inc.A	156,285	9,222,378
Spirit AeroSystems Holdings, Inc., Class A	261,502	8,582,496

		59,454,601

Air Freight & Logistics - 0.94%
Air Transport Services Group, Inc.A	1,212,336	37,994,610
Atlas Air Worldwide Holdings, Inc.A	78,376	5,933,847

		43,928,457

Airlines - 0.22%
JetBlue Airways Corp.A	496,246	4,178,391
SkyWest, Inc.A	80,486	1,943,737

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.08% (continued)
Industrials - 23.12% (continued)
Airlines - 0.22% (continued)
Spirit Airlines, Inc.A	170,008	$4,211,098

		10,333,226

Building Products - 1.80%
Apogee Enterprises, Inc.	630,414	26,231,527
Armstrong World Industries, Inc.	71,146	6,356,895
AZEK Co., Inc.A	189,018	3,908,892
Gibraltar Industries, Inc.A	725,622	33,951,853
Insteel Industries, Inc.	36,592	1,145,330
Masonite International Corp.A	17,880	1,627,616
UFP Industries, Inc.	117,145	10,801,941

		84,024,054

Commercial Services & Supplies - 2.70%
ACCO Brands Corp.	182,526	1,308,712
Brink’s Co.	452,407	25,760,055
Deluxe Corp.	818,151	20,568,316
Harsco Corp.A	2,696,237	12,968,900
Healthcare Services Group, Inc.	937,392	13,442,201
Interface, Inc.	1,619,681	23,469,178
MillerKnoll, Inc.	907,494	27,324,644
Quad/Graphics, Inc.A	488,590	1,553,716

		126,395,722

Construction & Engineering - 2.86%
Arcosa, Inc.	29,901	1,541,696
Dycom Industries, Inc.A	114,051	11,765,501
EMCOR Group, Inc.	79,914	9,299,592
Fluor Corp.A	1,791,216	45,514,799
Granite Construction, Inc.	205,429	6,142,327
Matrix Service Co.A	75,026	415,644
MDU Resources Group, Inc.	923,567	26,386,309
Primoris Services Corp.	149,123	3,483,513
WillScot Mobile Mini Holdings Corp.A	756,497	29,208,349

		133,757,730

Electrical Equipment - 1.50%
Atkore, Inc.A	84,612	8,399,433
Encore Wire Corp.	211,733	29,318,668
EnerSys	362,614	23,899,889
GrafTech International Ltd.	1,136,740	8,752,898

		70,370,888

Machinery - 7.12%
Allison Transmission Holdings, Inc.	611,499	25,603,463
Astec Industries, Inc.	92,740	4,556,316
Barnes Group, Inc.	278,833	9,430,132
Crane Holdings Co.	104,941	10,381,813
Donaldson Co., Inc.	254,992	13,874,115
Energy Recovery, Inc.A	234,405	5,210,823
Enerpac Tool Group Corp.	1,791,090	36,359,127
EnPro Industries, Inc.	41,677	3,895,966
Flowserve Corp.	1,547,854	52,379,379
Greenbrier Cos., Inc.	1,451,767	46,195,226
Hillenbrand, Inc.	384,326	17,755,861
Hyster-Yale Materials Handling, Inc.	14,253	493,011
ITT, Inc.	254,387	19,086,657
Kennametal, Inc.	1,302,629	34,975,589
Lindsay Corp.	37,109	5,713,302
Meritor, Inc.A	80,274	2,923,579

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.08% (continued)
Industrials - 23.12% (continued)
Machinery - 7.12% (continued)
Miller Industries, Inc.	210,722	$5,063,650
Mueller Industries, Inc.	108,076	7,276,757
Standex International Corp.	145,480	14,123,198
Tennant Co.	184,459	12,364,287
Wabash National Corp.	301,684	5,448,413

		333,110,664

Marine - 0.97%
Eagle Bulk Shipping, Inc.	13,909	736,203
Genco Shipping & Trading Ltd.	79,117	1,525,376
Kirby Corp.A	511,191	32,429,957
Matson, Inc.	117,636	10,783,692

		45,475,228

Professional Services - 2.11%
Heidrick & Struggles International, Inc.	13,241	412,325
Hudson Global, Inc.A	57,987	1,634,654
Huron Consulting Group, Inc.A	78,959	5,298,149
KBR, Inc.	541,752	28,837,459
Kelly Services, Inc., Class A	67,897	1,472,007
Korn Ferry	486,610	31,877,821
ManpowerGroup, Inc.	179,400	14,066,754
Resources Connection, Inc.	22,162	475,596
TrueBlue, Inc.A	674,267	14,591,138

		98,665,903

Road & Rail - 0.25%
ArcBest Corp.	46,320	4,103,952
Ryder System, Inc.	96,443	7,553,416

		11,657,368

Trading Companies & Distributors - 1.38%
Air Lease Corp.	225,380	8,363,852
BlueLinx Holdings, Inc.A	5,822	465,760
Boise Cascade Co.	106,348	7,519,867
GMS, Inc.A	81,158	4,307,055
MSC Industrial Direct Co., Inc., Class A	90,943	7,517,348
NOW, Inc.A	1,396,612	15,446,529
Rush Enterprises, Inc., Class A	57,129	2,753,046
Titan Machinery, Inc.A	32,662	918,782
Triton International Ltd.	209,082	13,397,975
Univar Solutions, Inc.A	104,600	2,828,384
Veritiv Corp.A	9,100	1,128,582

		64,647,180

Total Industrials		1,081,821,021

Information Technology - 10.43%
Communications Equipment - 2.18%
ADTRAN Holdings, Inc.	512,312	12,341,596
Ciena Corp.A	349,152	18,016,243
CommScope Holding Co., Inc.A	320,873	2,897,483
Extreme Networks, Inc.A	939,192	12,284,632
F5, Inc.A	165,300	27,664,608
Infinera Corp.A	2,851,415	18,676,768
Lumentum Holdings, Inc.A	68,680	6,212,793

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.08% (continued)
Information Technology - 10.43% (continued)
Communications Equipment - 2.18% (continued)
Viasat, Inc.A	113,741	$3,745,491

		101,839,614

Electronic Equipment, Instruments & Components - 3.22%
Arrow Electronics, Inc.A	43,876	5,623,587
Avnet, Inc.	513,287	24,571,049
Belden, Inc.	224,090	14,503,105
Benchmark Electronics, Inc.	66,425	1,699,152
FARO Technologies, Inc.A	290,961	9,462,052
II-VI, Inc.A B	339,454	17,868,859
Itron, Inc.A	325,800	19,026,720
Kimball Electronics, Inc.A	15,025	330,550
Methode Electronics, Inc.	258,934	10,678,438
nLight, Inc.A	302,975	3,714,473
Plexus Corp.A	165,600	15,558,120
Sanmina Corp.A	176,229	8,115,345
ScanSource, Inc.A	48,313	1,543,600
TTM Technologies, Inc.A	191,796	2,595,000
Vishay Intertechnology, Inc.	250,579	5,176,962
Vishay Precision Group, Inc.A	252,166	7,862,536
Vontier Corp.	99,500	2,567,100

		150,896,648

IT Services - 0.53%
Edgio, Inc.A	762,139	1,928,212
Euronet Worldwide, Inc.A	233,991	22,994,295

		24,922,507

Semiconductors & Semiconductor Equipment - 2.60%
Alpha & Omega Semiconductor Ltd.A	16,700	701,567
Amkor Technology, Inc.	24,550	495,174
Cohu, Inc.A	746,799	21,343,515
Diodes, Inc.A	458,927	37,342,890
Kulicke & Soffa Industries, Inc.B	657,558	31,641,691
MaxLinear, Inc.A	22,845	923,166
Photronics, Inc.A	1,193,058	28,406,711
SMART Global Holdings, Inc.A	30,900	606,258

		121,460,972

Software - 0.93%
A10 Networks, Inc.	496,255	7,399,162
Cognyte Software Ltd.A	130,480	588,465
Progress Software Corp.	239,707	11,256,641
Telos Corp.A	1,106,977	8,789,397
Verint Systems, Inc.A	151,832	6,934,168
WM Technology, Inc.A B	627,950	2,135,030
Xperi Holding Corp.	104,986	1,759,565
Zuora, Inc., Class AA	559,417	4,760,639

		43,623,067

Technology Hardware, Storage & Peripherals - 0.97%
Corsair Gaming, Inc.A	81,925	1,155,142
Super Micro Computer, Inc.A	649,812	35,096,346
Xerox Holdings Corp.	519,436	8,897,939

		45,149,427

Total Information Technology		487,892,235

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.08% (continued)
Materials - 6.36%
Chemicals - 1.78%
AdvanSix, Inc.	18,932	$743,838
Cabot Corp.	417,042	30,969,539
Ecovyst, Inc.	1,306,506	13,365,556
Element Solutions, Inc.	1,138,648	22,499,685
Intrepid Potash, Inc.A	8,400	383,040
Koppers Holdings, Inc.	14,180	333,797
Livent Corp.A	188,959	4,703,190
Mativ, Inc.	96,915	2,117,593
Minerals Technologies, Inc.	57,541	3,844,314
Tronox Holdings PLC, Class A	294,443	4,596,255

		83,556,807

Containers & Packaging - 0.73%
Greif, Inc., Class A	50,143	3,541,099
O-I Glass, Inc.A	386,808	5,689,946
Silgan Holdings, Inc.	190,192	8,463,544
Sonoco Products Co.	259,846	16,497,622

		34,192,211

Metals & Mining - 3.84%
Alamos Gold, Inc., Class A	718,184	5,666,472
ATI, Inc.A	1,493,598	37,175,654
Carpenter Technology Corp.	464,073	14,915,306
Commercial Metals Co.	362,996	14,381,901
Elah Holdings, Inc.A	3,357	220,051
Ferroglobe PLCA	1,764,171	10,849,652
Hecla Mining Co.	1,457,330	6,601,705
Kaiser Aluminum Corp.	507,315	38,439,258
Largo, Inc.A B	78,175	594,130
Materion Corp.	285,234	23,372,074
MP Materials Corp.A B	194,744	6,537,556
Royal Gold, Inc.	65,337	6,845,357
Ryerson Holding Corp.	25,942	710,811
Schnitzer Steel Industries, Inc., Class A	180,694	6,425,479
SunCoke Energy, Inc.	55,968	414,163
TimkenSteel Corp.A	31,271	634,489
Warrior Met Coal, Inc.	31,900	1,018,567
Worthington Industries, Inc.	94,652	4,847,129

		179,649,754

Paper & Forest Products - 0.01%
Clearwater Paper Corp.A	11,362	405,623

Total Materials		297,804,395

Real Estate - 3.72%
Equity Real Estate Investment Trusts (REITs) - 2.73%
Agree Realty Corp.	314,943	25,066,313
Apple Hospitality REIT, Inc.	831,341	13,866,768
Cousins Properties, Inc.	584,671	18,037,100
EPR Properties	124,430	6,695,578
Highwoods Properties, Inc.	66,292	2,358,007
Hudson Pacific Properties, Inc.	393,885	5,924,030
National Retail Properties, Inc.	193,963	9,234,579
Pebblebrook Hotel Trust	240,822	4,710,478
Physicians Realty Trust	278,435	4,947,790
PotlatchDeltic Corp.	163,997	8,040,773
Rayonier, Inc.	117,282	4,427,396
Ryman Hospitality Properties, Inc.A	11,134	985,804

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.08% (continued)
Real Estate - 3.72% (continued)
Equity Real Estate Investment Trusts (REITs) - 2.73% (continued)
STAG Industrial, Inc.	94,079	$3,083,910
Sunstone Hotel Investors, Inc.A	690,580	7,824,271
Terreno Realty Corp.	74,566	4,671,560
Urban Edge Properties	473,812	7,784,731

		127,659,088

Real Estate Management & Development - 0.99%
Anywhere Real Estate, Inc.A	314,950	3,127,454
Cushman & Wakefield PLCA	139,440	2,342,592
Douglas Elliman, Inc.	480,853	2,885,118
Howard Hughes Corp.A	86,328	6,119,792
Newmark Group, Inc., Class A	410,092	4,675,049
RE/MAX Holdings, Inc., Class A	11,938	302,509
RMR Group, Inc., Class A	482,133	13,938,465
Seritage Growth Properties, Class AA	1,062,963	12,776,815

		46,167,794

Total Real Estate		173,826,882

Utilities - 2.00%
Electric Utilities - 0.89%
ALLETE, Inc.	373,890	23,207,352
PNM Resources, Inc.	186,222	8,988,936
Portland General Electric Co.	184,123	9,452,875

		41,649,163

Gas Utilities - 0.48%
Chesapeake Utilities Corp.	50,848	6,972,786
Southwest Gas Holdings, Inc.	73,888	6,425,301
Spire, Inc.	25,827	1,943,223
UGI Corp.	161,924	6,988,640

		22,329,950

Multi-Utilities - 0.63%
Avista Corp.	480,368	20,300,351
NorthWestern Corp.B	169,035	9,372,991

		29,673,342

Total Utilities		93,652,455

Total Common Stocks (Cost $4,007,061,592)		4,543,060,619

SHORT-TERM INVESTMENTS - 2.65% (Cost $123,687,721)
Investment Companies - 2.65%
American Beacon U.S. Government Money Market Select Fund, 1.68%C D	123,687,721	123,687,721

SECURITIES LENDING COLLATERAL - 0.21% (Cost $9,921,632)
Investment Companies - 0.21%
American Beacon U.S. Government Money Market Select Fund, 1.68%C D	9,921,632	9,921,632

TOTAL INVESTMENTS - 99.94% (Cost $4,140,670,945)		4,676,669,972
OTHER ASSETS, NET OF LIABILITIES - 0.06%		2,961,776

TOTAL NET ASSETS - 100.00%		$4,679,631,748

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at July 31, 2022.

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

Long Futures Contracts Open on July 31, 2022:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Russell 2000 Index Futures	1,276	September 2022	$114,359,411	$120,282,140	$5,922,729

			$114,359,411	$120,282,140	$5,922,729

Index Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2022, the investments were classified as described below:

Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$4,543,060,619	$—	$—	$4,543,060,619
Short-Term Investments	123,687,721	—	—	123,687,721
Securities Lending Collateral	9,921,632	—	—	9,921,632

Total Investments in Securities - Assets	$4,676,669,972	$—	$—	$4,676,669,972

Financial Derivative Instruments - Assets
Futures Contracts	$5,922,729	$—	$—	$5,922,729

Total Financial Derivative Instruments - Assets	$5,922,729	$—	$—	$5,922,729

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Tocqueville International Value FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
Australia - 2.29% (Cost $4,178,140)
Common Stocks - 2.29%
BHP Group Ltd., ADRA	99,200	$5,459,968

Belgium - 2.28% (Cost $5,114,978)
Common Stocks - 2.28%
Groupe Bruxelles Lambert SAB	61,312	5,420,618

Canada - 1.46% (Cost $1,570,122)
Common Stocks - 1.46%
Nutrien Ltd.	40,550	3,473,513

China/Hong Kong - 1.47% (Cost $4,426,212)
Common Stocks - 1.47%
Swire Pacific Ltd., Class AB	612,500	3,494,818

France - 15.67%
Common Stocks - 15.67%
Accor SAB C	82,700	2,146,393
Bollore SEB	1,186,240	5,981,655
Bureau Veritas SAB	221,878	6,120,269
EssilorLuxottica SAB	45,952	7,209,288
JCDecaux SAB C	109,241	1,763,013
LVMH Moet Hennessy Louis Vuitton SEB	2,000	1,391,214
Orpea SAA B C	69,600	1,731,493
SanofiB	69,800	6,945,294
Vivendi SEB	421,830	4,003,275

Total Common Stocks		37,291,894

Total France (Cost $41,607,585)		37,291,894

Germany - 15.73%
Common Stocks - 13.74%
adidas AGB	18,200	3,123,465
Duerr AGB	135,200	3,349,294
GEA Group AGB	77,864	2,894,275
Infineon Technologies AGB	221,500	6,015,887
KION Group AGB	42,000	1,904,210
SAP SEB	52,600	4,875,359
Siemens AG, ADR	79,300	4,420,182
Software AGB	120,600	3,235,053
Stroeer SE & Co. KGaAB	65,769	2,876,337

Total Common Stocks		32,694,062

Preferred Stocks - 1.99%
Henkel AG & Co. KGaAB D	74,400	4,740,358

Total Germany (Cost $42,366,780)		37,434,420

Ireland - 2.32% (Cost $4,550,172)
Common Stocks - 2.32%
CRH PLCB	144,100	5,520,603

Japan - 19.21%
Common Stocks - 19.21%
Amano Corp.B	228,883	4,390,260
Asahi Group Holdings Ltd.B	207,500	7,197,503
FANUC Corp.B	37,300	6,444,408
Hitachi Ltd.B	103,498	5,251,879
Hoya Corp.B	24,300	2,440,840
Makita Corp.B	83,900	2,047,669

See accompanying notes

American Beacon Tocqueville International Value FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
Japan - 19.21% (continued)
Common Stocks - 19.21% (continued)
Rohm Co. Ltd.B	41,720	$3,097,104
Shimano, Inc.B	6,800	1,148,994
Sony Group Corp., ADR	67,500	5,763,825
TBS Holdings, Inc.B	303,620	3,888,560
Toyota Industries Corp.B	66,800	4,048,265

Total Common Stocks		45,719,307

Total Japan (Cost $43,475,031)		45,719,307

Mexico - 2.93%
Common Stocks - 2.93%
Fomento Economico Mexicano SAB de CV, ADR	58,300	3,613,434
Grupo Televisa SAB, ADR	428,700	3,352,434

Total Common Stocks		6,965,868

Total Mexico (Cost $7,480,128)		6,965,868

Netherlands - 0.26% (Cost $582,941)
Common Stocks - 0.26%
JDE Peet’s NVB	21,000	608,906

Republic of Korea - 3.00% (Cost $4,823,069)
Preferred Stocks - 3.00%
Samsung Electronics Co. Ltd.B D	161,800	7,130,324

Spain - 4.47%
Common Stocks - 4.47%
Applus Services SAB	467,600	3,401,642
Cellnex Telecom SAB E	60,100	2,690,079
Industria de Diseno Textil SAB	187,400	4,551,856

Total Common Stocks		10,643,577

Total Spain (Cost $13,095,228)		10,643,577

Switzerland - 7.64%
Common Stocks - 7.64%
Alcon, Inc.	69,900	5,458,491
Novartis AG, ADR	71,200	6,111,096
UBS Group AGA C	406,390	6,599,774

Total Common Stocks		18,169,361

Total Switzerland (Cost $14,388,732)		18,169,361

Taiwan - 1.44% (Cost $2,654,039)
Common Stocks - 1.44%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	38,700	3,424,176

United Kingdom - 13.59%
Common Stocks - 13.59%
BP PLC, ADR	277,000	8,138,260
Diageo PLC, ADR	35,570	6,808,098
Experian PLCB	71,300	2,498,186
IMI PLCB	139,600	2,279,655
Johnson Matthey PLCB	109,600	2,864,292
Smith & Nephew PLCB	368,800	4,721,996

See accompanying notes

American Beacon Tocqueville International Value FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
United Kingdom - 13.59% (continued)
Common Stocks - 13.59% (continued)
Smiths Group PLCB	266,800	$5,035,131

Total Common Stocks		32,345,618

Total United Kingdom (Cost $30,033,659)		32,345,618

United States - 1.84% (Cost $6,052,522)
Common Stocks - 1.84%
Clarivate PLCC	301,500	4,368,735

SHORT-TERM INVESTMENTS - 3.72% (Cost $8,846,748)
Investment Companies - 3.72%
American Beacon U.S. Government Money Market Select Fund, 1.68%F G	8,846,748	8,846,748

SECURITIES LENDING COLLATERAL - 0.81% (Cost $1,919,219)
Investment Companies - 0.81%
American Beacon U.S. Government Money Market Select Fund, 1.68%F G	1,919,219	1,919,219

TOTAL INVESTMENTS - 100.13% (Cost $237,165,305)		238,237,673
LIABILITIES, NET OF OTHER ASSETS - (0.13%)		(297,573)

TOTAL NET ASSETS - 100.00%		$237,940,100

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at July 31, 2022.
B	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $160,479,720 or 67.45% of net assets.
C	Non-income producing security.
D	A type of Preferred Stock that has no maturity date.
E

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,690,079 or 1.13% of net assets. The Fund has no right to demand registration of these securities.

F	The Fund is affiliated by having the same investment advisor.
G	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2022, the investments were classified as described below:

Tocqueville International Value Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$5,459,968	$—	$—	$5,459,968
Belgium	—	5,420,618	—	5,420,618
Canada	3,473,513	—	—	3,473,513
China/Hong Kong	—	3,494,818	—	3,494,818
France	—	37,291,894	—	37,291,894
Germany	4,420,182	28,273,880	—	32,694,062
Ireland	—	5,520,603	—	5,520,603
Japan	5,763,825	39,955,482	—	45,719,307

See accompanying notes

American Beacon Tocqueville International Value FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

Mexico	6,965,868	—	—	6,965,868
Netherlands	—	608,906	—	608,906
Spain	—	10,643,577	—	10,643,577
Switzerland	18,169,361	—	—	18,169,361
Taiwan	3,424,176	—	—	3,424,176
United Kingdom	14,946,358	17,399,260	—	32,345,618
Foreign Preferred Stocks
Germany	—	4,740,358	—	4,740,358
Republic of Korea	—	7,130,324	—	7,130,324
Common Stocks
United States	4,368,735	—	—	4,368,735
Short-Term Investments	8,846,748	—	—	8,846,748
Securities Lending Collateral	1,919,219	—	—	1,919,219

Total Investments in Securities - Assets	$77,757,953	$160,479,720	$—	$238,237,673

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2022 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of July 31, 2022, the Trust consists of twenty-seven active series, seven of which are presented in this filing: American Beacon Balanced Fund, American Beacon Garcia Hamilton Quality Bond Fund, American Beacon International Equity Fund, American Beacon Large Cap Value Fund, American Beacon Mid-Cap Value Fund, American Beacon Small Cap Value Fund, and American Beacon Tocqueville International Value Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), diversified, open-end management investment companies. The remaining twenty active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how a fund will use derivatives, may adversely affect a fund’s performance and may increase costs related to a fund’s use of derivatives.

On December 3, 2020, the SEC adopted new rule 2a-5 (Valuation Rule) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Funds.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2022 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2022 (Unaudited)

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust a Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2022 (Unaudited)

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2022 (Unaudited)

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of July 31, 2022, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Balanced	$1,378,656	$591,723	$819,729	$1,411,452
International Equity	14,724,183	535,588	14,440,343	14,975,931
Large Cap Value	28,437,834	6,839,724	22,221,158	29,060,882
Mid-Cap Value	684,583	679,549	—	679,549
Small Cap Value	76,777,142	9,921,632	68,392,892	78,314,524
Tocqueville International Value	12,587,459	1,919,219	10,748,147	12,667,366

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the tax years in the four year period ended October 31, 2021 remain subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of July 31, 2022, the Funds’ cost of investments for federal income tax purposes were as follows:

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2022 (Unaudited)

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced	$131,665,549	$18,554,778	$(7,327,134)	$11,227,644
Garcia Hamilton Quality Bond	405,500,490	3,957,527	(10,082,345)	(6,124,818)
International Equity	1,667,557,756	112,004,365	(196,843,266)	(84,838,901)
Large Cap Value	2,562,606,785	996,428,542	(109,247,525)	887,181,017
Mid-Cap Value	105,669,285	27,093,937	(6,065,561)	21,028,376
Small Cap Value	4,140,670,945	850,008,223	(314,009,196)	535,999,027
Tocqueville International Value	237,165,305	33,231,606	(32,159,238)	1,072,368

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2021, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Garcia Hamilton Quality Bond	$3,865,914	$551,990
Tocqueville International Value	—	12,379,528